          As filed with the Securities and Exchange Commission on April 30, 2004
                                                      Registration No. 033-65409
                                                      Registration No. 811-07299

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                     -------------------------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Pre-Effective Amendment No.                 [ ]
                       Post-Effective Amendment No. 8              [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                       Pre-Effective Amendment No.                 [ ]
                       Post-Effective Amendment No. 17             [X]


                        (Check appropriate box or boxes)

                     -------------------------------------


                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                           (Exact Name of Registrant)



                  ANNUITY INVESTORS LIFE ASSURANCE COMPANY (R)
                               (Name of Depositor)



                                 P.O. Box 5423
                          Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771


                     -------------------------------------


                                                 Copy to:
MARK F. MUETHING, ESQ.                           JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel        Vice President
and Secretary                                    Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company         P.O. Box 5423
P.O. Box 5423                                    Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)


                     -------------------------------------

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)


        [  ]   immediately upon filing pursuant to paragraph (b) of rule 485
        [XX]   on May 1, 2004 pursuant to paragraph (b) of Rule 485
        [  ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [  ]   on (date) pursuant to paragraph (a)(1) of Rule 485
        [  ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




================================================================================

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                                    033-65409

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(a)


FORM N-4 PART A ITEM NO.                                                  HEADING IN PROSPECTUS
---------------------------------------------------------------------------------------------------------------
1.       Cover Page                                          Cover Page

2.       Definitions                                         Definitions; Glossary of Financial Terms

3.       Synopsis                                            Overview

4.       Condensed Financial Information

         (a)      Accumulation Unit Values                   Condensed Financial Information

         (b)      Performance Data                           Performance Information

         (c)      Financial Statements                       Financial Statements

5.       General Description of Registrant,
         Depositor and Portfolio Companies

         (a)      Depositor                                  Annuity  Investors Life Insurance Company (R)

         (b)      Registrant                                 The Separate Account

         (c)      Portfolio Company                          The Portfolios

         (d)      Prospectus                                 The Portfolios

         (e)      Voting Rights                              Voting Rights

6.       Deductions and Expenses

         (a)      Deductions                                 Charges and Deductions

         (b) Sales Load %                                    Contingent Deferred Sales Charge

         (c)      Special Purchase Plans                     Contingent Deferred Sales Charge

         (d)      Commissions                                Great American Advisors(R), Inc.

         (e)      Portfolio expenses                         Fee Table

         (f)      Operating expenses                         Fee Table

7.       Contracts

         (a)      Persons with Rights                        Persons with Rights Under a Contract; Voting Rights

                  (b)      (i) Allocations of Premium        Purchase Payments
                           Payments

                           (ii)     Transfers                Transfers

                           (iii)    Exchanges                Additions, Deletions or Substitutions


FORM N-4 PART A ITEM NO.                                              HEADING IN PROSPECTUS
-----------------------------------------------------------------------------------------------------
                  (c)      Changes in contracts or           Additions, Deletions or Substitutions
                           operations

                  (d)      Inquiries                         How Do I Contact the Company?

8.       Annuity Period                                      Benefit Payment Period

9.       Death Benefit                                       Death Benefit

10.      Purchases and Contract Values

         (a)      Purchases                                  Purchase Payments, Investment Options -
                                                             Allocations; Account Value; Glossary of
                                                             Financial Terms

         (b)      Valuation                                  Account Value; Definitions; Glossary of
                                                             Financial Terms; Charges and Deductions

         (c)      Daily Calculation                          Account Value; Accumulation Units;
                                                             Definitions; Glossary of Financial Terms

         (d)      Underwriter                                Great American Advisors(R), Inc.

11.      Redemptions

         (a)      By Owner                                   Surrenders

                  By Annuitant                               Not Applicable

         (b)      Texas Optional Retirement Program          Texas Optional Retirement Program

         (c)      Check Delay                                Surrenders

         (d) Involuntary Redemption                          Termination

         (e)      Free Look                                  Right to Cancel

12.      Taxes                                               Federal Tax Matters

13.      Legal Proceedings                                   Legal Proceedings

14.      Table of Contents for Statement of                  Statement of Additional Information
         Additional Information



FORM N-4 PART B ITEM NO.                                       HEADING IN SAI OR PROSPECTUS
---------------------------------------------------------------------------------------------
15.      Cover Page                                          Cover Page

16.      Table of Contents                                   Table of Contents

17.      General Information and History                     General Information and History

18.      Services

FORM N-4 PART B ITEM NO.                                                HEADING IN SAI OR PROSPECTUS
-------------------------------------------------------------------------------------------------------------------
         (a)      Fees and Expenses of Registrant            (Prospectus) Fee Table

         (b)      Management-Contracts                       Not Applicable

         (c)      Custodian                                  Not Applicable

                      Independent Auditors                   Experts

         (d)      Assets of Registrant                       Not Applicable

         (e)      Affiliated Person                          Not Applicable

         (f)      Principal Underwriter                      (Prospectus) Great American Advisors(R), Inc.

19.      Purchase of Securities Being Offered                (Prospectus) Great American Advisors(R), Inc.

         Offering Sales Load                                 (Prospectus) Contingent Deferred Sales Charge

20.      Underwriters                                        (Prospectus) Great American Advisors(R), Inc.

21.      Calculation of Performance Data

         (a)      Money Market Funded Subaccounts            Money Market Subaccount Standardized Yield Calculation

         (b)      Other Subaccounts                          Average Annual Total Return Calculation; Cumulative
                                                             Total Return Calculation; Standardized Average Annual
                                                             Total Return Data; Non-Standardized Average Annual
                                                             Total Return Data; Other Performance Measures

22.      Annuity Payments                                    (Prospectus) Fixed Dollar Benefit; Variable Dollar
                                                             Benefit; (SAI) Benefit Units-Transfer Formulas

23.      Financial Statements                                Financial Statements


PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT A
PROSPECTUS FOR INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004

This prospectus describes individual flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account A (the "Separate Account"). The Contracts currently offer 26 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


AIM VARIABLE INSURANCE FUNDS                                        MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
-AIM V.I. Capital Development Fund-Series I Shares                  -Merrill Lynch Basic Value V.I. Fund
-AIM V.I. Government Securities Fund-Series I Shares                -Merrill Lynch Domestic Money Market V.I. Fund
-AIM V.I. Premier Equity Fund-Series I Shares                       -Merrill Lynch Global Allocation V.I. Fund
                                                                    -Merrill Lynch High Current Income V.I. Fund
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-
Initial Shares
                                                                    PBHG INSURANCE SERIES FUND
                                                                    -PBHG Growth II Portfolio
DREYFUS STOCK INDEX FUND-Initial Shares                             -PBHG Mid-Cap Portfolio
                                                                    -PBHG Select Value Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                    -PBHG Technology & Communications Portfolio
-Dreyfus VIF-Appreciation Portfolio-Initial Shares
-Dreyfus VIF-Developing Leaders Portfolio-Initial Shares            SCUDDER VIT FUNDS
-Dreyfus VIF-Growth and Income Portfolio-Initial Shares             -Scudder VIT EAFE(R) Equity Index Fund
                                                                    -Scudder VIT Small Cap Index Fund

JANUS ASPEN SERIES
-Janus Aspen Series Balanced Portfolio Institutional Shares         STRONG OPPORTUNITY FUND II - Advisor Class
-Janus Aspen Series Capital Appreciation Portfolio Inst. Shares
-Janus Aspen Series Int'l Growth Portfolio Service Shares           VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-Janus Aspen Series Mid Cap Growth Portfolio Inst. Shares           -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Janus Aspen Series Worldwide Growth Portfolio Inst. Shares         -Van Kampen UIF U.S. Real Estate Portfolio-Class I


This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated May 1, 2004, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's Web site: http://www.sec.gov. The registration number is 33-65409. The table of contents for the SAI is printed on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                TABLE OF CONTENTS


DEFINITIONS...............................................................     1
OVERVIEW..................................................................     2
   What is the Separate Account?..........................................     2
   What Are the Contracts?................................................     2
   How Do I Purchase or Cancel a Contract?................................     2
   Will Any Penalties or Charges Apply If I Surrender a Contract?.........     2
   What Other Charges and Deductions Apply to the Contract?...............     3
   How Do I Contact the Company?..........................................     3
EXPENSE TABLES............................................................     3
   Contract Owner Transaction Expenses....................................     3
   Annual Contract Maintenance Fee........................................     3
   Separate Account Annual Expenses.......................................     3
   Total Annual Portfolio Operating Expenses..............................     4
   Portfolio Annual Expenses (Before Expense Reimbursement)...............     4
   Examples...............................................................     5
CONDENSED FINANCIAL INFORMATION...........................................     6
   Financial Statements...................................................    10
   Performance Information................................................    10
      Yield Data..........................................................    11
      Total Return Data...................................................    11
      Other Performance Measures..........................................    11
PORTFOLIOS................................................................    12
   AIM V.I. Funds.........................................................    12
   Dreyfus Portfolios.....................................................    13
   Janus Aspen Series.....................................................    14
   Merrill Lynch Variable Series Fund, Inc................................    14
   PBHG Insurance Series Fund.............................................    15
   Scudder VIT Funds......................................................    16
   Strong Opportunity Fund II, Inc........................................    17
   Van Kampen-The Universal Institutional Funds, Inc......................    17
   Additions, Deletions, or Substitutions.................................    18
   Voting Rights..........................................................    18
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)...............................    19
THE SEPARATE ACCOUNT(R)...................................................    19
GREAT AMERICAN ADVISORS(R), INC...........................................    19
CHARGES AND DEDUCTIONS....................................................    21
   Charges and Deductions By the Company..................................    21
      Contract Maintenance Fee............................................    22
      Transfer Fee........................................................    22
      Mortality and Expense Risk Charge...................................    22
      Premium Taxes.......................................................    23
      Discretionary Waivers of Charges....................................    23
   Expenses of the Portfolios.............................................    23
THE CONTRACTS.............................................................    23
   Right to Cancel........................................................    23
   Persons With Rights Under a Contract...................................    24
ACCUMULATION PERIOD.......................................................    24
   Account Statements.....................................................    25
   Account Value..........................................................    25
      Accumulation Units..................................................    25
   Successor Owner Endorsement............................................    25
   Purchase Payments......................................................    25
   Investment Options-Allocations.........................................    26
      Principal Guarantee Program.........................................    27
      Renewal of Fixed Account Guarantee Options..........................    27

   Transfers..............................................................    27
      Automatic Transfer Programs.........................................    27
      Termination of Automatic Transfer Programs..........................    28
      Telephone, Facsimile or Internet Transfers..........................    29
      Other Restrictions on Transfers.....................................    29
   Surrenders.............................................................    30
      Free Withdrawal Privilege...........................................    30
      Long-Term Care Waiver Rider.........................................    30
      Systematic Withdrawal...............................................    30
   Contract Loans.........................................................    31
   Termination............................................................    31
BENEFIT PAYMENT PERIOD....................................................    31
   Annuity Benefit........................................................    31
   Death Benefit..........................................................    32
      Death Benefit Amount................................................    32
   Payment of Benefits....................................................    32
   Settlement Options.....................................................    32
   Calculation of Fixed Dollar Benefit Payments...........................    33
   Calculation of Variable Dollar Benefit Payments........................    33
FEDERAL TAX MATTERS.......................................................    34
   Tax Deferral on Annuities..............................................    34
   Tax-Qualified Retirement Plans.........................................    34
      Individual Retirement Annuities.....................................    34
      Roth IRAs...........................................................    35
      Tax-Sheltered Annuities.............................................    35
      Texas Optional Retirement Program...................................    35
      Pension and Profit Sharing Plans....................................    35
      Governmental Deferred Compensation Plans............................    35
   Nonqualified Deferred Compensation Plans...............................    35
   Summary of Income Tax Rules............................................    36
GLOSSARY OF FINANCIAL TERMS...............................................    37
THE REGISTRATION STATEMENT................................................    38
OTHER INFORMATION AND NOTICES.............................................    38
   Householding - Revocation of Consent...................................    38
   Electronic Delivery of Required Documents..............................    38
   Legal Proceedings......................................................    38
STATEMENT OF ADDITIONAL INFORMATION.......................................    39

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount currently offered is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?

The Contracts are individual deferred annuities, which are insurance products. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and five Fixed Account options. The variable investment options are Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a fixed rate of interest declared from time to time by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I SURRENDER A CONTRACT?

A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-    a transfer fee for certain transfers between investment options;

- an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;


- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived); and


-    premium taxes, if any.


In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


HOW DO I CONTACT THE COMPANY?


Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the Owner's name. You may also contact us through our web site, www.annuityinvestors.com.


                                 EXPENSE TABLES


These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.



The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


  Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)                            7%
  Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee                       $30
  Current Transfer Fee (applies to transfers in excess of 12 in any contract year)                              $25
  Loan Interest Spread*                                                                                           3%



* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of your Contract used to secure the loan.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                                                               $25

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average value of the Owner's interest in the Subaccounts)
  Mortality and Expense Risk Charge                                                                          1.25%
  Administration Charge                                                                                      0.00%
                                                                                                             ----
  Total Separate Account Annual Expenses                                                                     1.25%


The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)


                      Minimum: 0.27%                         Maximum: 1.40%


PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)


                                                                                                            TOTAL
                                                                        MANAGEMENT         OTHER            ANNUAL
PORTFOLIO                                                                  FEES           EXPENSES        EXPENSES(1)
---------------------------------------------------------------------   ----------        --------        -----------
AIM V.I. Capital Development Fund-Series I Shares                          0.61             0.24             0.85
AIM V.I. Government Securities Fund-Series I Shares                        0.47             0.29             0.76
AIM V.I. Premier Equity Fund-Series I Shares                               0.61             0.24             0.85
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares          0.75             0.09             0.84
Dreyfus Stock Index Fund-Initial Shares                                    0.25             0.02             0.27
Dreyfus VIF-Appreciation Portfolio-Initial Shares                          0.75             0.05             0.80
Dreyfus VIF-Developing Leaders Portfolio-Initial Shares                    0.75             0.07             0.82
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                     0.75             0.07             0.82
Janus Aspen Series Balanced Portfolio Institutional Shares                 0.65             0.02             0.67
Janus Aspen Series Capital Appreciation Portfolio Institutional Shares     0.65             0.03             0.68
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares           0.65             0.02             0.67
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares         0.65             0.06             0.71
Merrill Lynch Basic Value V.I. Fund                                        0.60             0.07             0.67
Merrill Lynch Domestic Money Market V.I. Fund                              0.50             0.07             0.57
Merrill Lynch Global Allocation V.I. Fund                                  0.65             0.09             0.74
Merrill Lynch High Current Income V.I. Fund                                0.48             0.08             0.56
PBHG Growth II Portfolio                                                   0.85             0.25             1.10
PBHG Mid-Cap Portfolio (2)                                                 0.85             0.38             1.23
PBHG Select Value Portfolio                                                0.65             0.25             0.90
PBHG Technology & Communications Portfolio                                 0.85             0.25             1.10
Scudder VIT EAFE(R) Equity Index Fund (3)                                  0.45             0.64             1.09
Scudder VIT Small Cap Index Fund (3)                                       0.35             0.26             0.61
Strong Opportunity Fund II-Advisor Class (4)                               0.75             0.65             1.40
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (5)                0.40             0.33             0.73
Van Kampen UIF U.S. Real Estate Portfolio-Class I (5)                      0.80             0.31             1.11



                                                                                                              TOTAL
                                                                  MANAGEMENT        12b-1       OTHER         ANNUAL
PORTFOLIO WITH SERVICE FEES                                          FEES           FEES       EXPENSES     EXPENSES(1)
--------------------------------------------------------          ----------        -----      --------     -----------
Janus A.S. International Growth Portfolio Service Shares             0.65           0.25         0.11          1.01


(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:


                                                               MANAGEMENT         OTHER         TOTAL ANNUAL
PORTFOLIO                                                         FEES           EXPENSES         EXPENSES
-----------------------------------------------------------    ----------        --------       ------------
PBHG Mid-Cap Portfolio (2)                                        0.82             0.38             1.20
Scudder VIT EAFE(R) Equity Index Fund (3)                         0.01             0.64             0.65
Scudder VIT Small Cap Index Fund (3)                              0.19             0.26             0.45
Strong Opportunity Fund II-Advisor Class (4)                      0.75             0.34             1.09
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (5)       0.37             0.33             0.70
Van Kampen UIF U.S. Real Estate Portfolio-Class I (5)             0.79             0.31             1.10



(2) For the fiscal year ended 12/31/03, Pilgrim Baxter & Associates, Ltd. waived a portion of its fee for Mid-Cap Portfolio. Absent this waiver, the management fee would have been 0.85%. For the fiscal year ending 12/31/04, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total fund operating expenses do not exceed 1.20%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.


(3) The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Funds, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the EAFE Equity Index Fund, and 0.45% of the average daily net assets of the Small Cap Index fund, until April 30, 2005.


(4) As compensation for its advisory services, the Fund pays Strong a monthly management fee at an annual rate of 0.75% of the Fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's Other Expenses so that the Fund's total annual operating expenses are capped at 1.20%. Strong is currently waiving and/or absorbing expenses of 0.30%. The Fund also participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's Other Expenses that were not attributable to the Strong or its affiliates. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. A cap on total annual operating expenses lowers the Fund's overall expense ratio and increases the Fund's return to investors.


(5) The management fee for these Portfolios has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolios' adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio - 0.70%; U. S. Real Estate Portfolio - 1.10%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).


These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your Contract at the end of the applicable time period:


                   1 YEAR      3 YEARS     5 YEARS      10 YEARS
                   ------      -------     -------      --------
MAXIMUM             978         1,394       1,900        3,825
MINIMUM             863         1,029       1,256        2,344


(2) If you annuitize your Contract at the end of the applicable time period:


                   1 YEAR       3 YEARS     5 YEARS      10 YEARS
                   -------      -------     -------      --------
MAXIMUM              278          894        1,600        3,825
MINIMUM              163          529          956        2,344





(3)      If you do not surrender your Contract:


                   1 YEAR      3 YEARS     5 YEARS      10 YEARS
                   ------      -------     -------      --------
MAXIMUM             278          894        1,600        3,825
MINIMUM             163          529          956        2,344

                         CONDENSED FINANCIAL INFORMATION


                                               NUMBER OF ACCUMULATION UNITS
        ACCUMULATION UNIT VALUE                         OUTSTANDING                                YEAR
---------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND-Series I Shares
                9.804995                                 24,006.771                              12/31/03
                7.334169                                  9,315.310                              12/31/02
                9.442643                                  1,234.008                              12/31/01
AIM V.I. GOVERNMENT SECURITIES FUND-Series I Shares
               11.221802                                 73,318.007                              12/31/03
               11.241738                                 52,956.035                              12/31/02
               10.385882                                  5,714.204                              12/31/01
AIM V.I. PREMIER EQUITY FUND-Series I Shares
                7.538570                                 44,885.065                              12/31/03
                6.102239                                 32,720.262                              12/31/02
                8.859412                                 15,980.246                              12/31/01
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-INITIAL SHARES
               14.571838                                399,688.683                              12/31/03
               11.709016                                400,039.410                              12/31/02
               16.685382                                434,635.915                              12/31/01
               21.821644                                415,642.404                              12/31/00
               24.833578                                343,851.835                              12/31/99
               19.329493                                229,710.625                              12/31/98
               15.126449                                132,957.488                              12/31/97
               11.924561                                 15,316.028                              12/31/96
                9.960199                                      0.000                              12/31/95
DREYFUS STOCK INDEX FUND - INITIAL SHARES
               18.093861                              1,061,524.920                              12/31/03
               14.271840                              1,048,558.048                              12/31/02
               18.612764                              1,109,281.281                              12/31/01
               21.461115                              1,057,638.906                              12/31/00
               23.951750                                924,662.564                              12/31/99
               20.107787                                665,996.241                              12/31/98
               15.879169                                324,713.323                              12/31/97
               12.092195                                 29,203.177                              12/31/96
                9.992509                                      0.000                              12/31/95
DREYFUS VIF-APPRECIATION PORTFOLIO-INITIAL SHARES
               19.100406                                657,678.472                              12/31/03
               15.960299                                649,672.388                              12/31/02
               19.403096                                653,512.152                              12/31/01
               21.663935                                630,679.897                              12/31/00
               22.077832                                636,602.361                              12/31/99
               20.056205                                445,340.210                              12/31/98
               15.594553                                247,118.575                              12/31/97
               12.330543                                 33,424.286                              12/31/96
                9.944353                                      0.000                              12/31/95

                                               NUMBER OF ACCUMULATION UNITS
        ACCUMULATION UNIT VALUE                         OUTSTANDING                                YEAR
---------------------------------------------------------------------------------------------------------
DREYFUS VIF-DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES
               15.186341                                560,122.890                              12/31/03
               11.675766                                525,168.199                              12/31/02
               14.617148                                497,011.585                              12/31/01
               15.765516                                449,398.069                              12/31/00
               14.087437                                387,630.477                              12/31/99
               11.582209                                256,140.224                              12/31/98
               12.145032                                 86,150.930                              12/31/97
DREYFUS VIF-GROWTH & INCOME PORTFOLIO-INITIAL SHARES
               11.918628                                281,917.872                              12/31/03
                9.534145                                285,588.684                              12/31/02
               12.927945                                291,697.672                              12/31/01
               13.903391                                285,476.574                              12/31/00
               14.629800                                219,498.240                              12/31/99
               12.672693                                153,859.242                              12/31/98
               11.475350                                 48,865.286                              12/31/97
JANUS ASPEN SERIES BALANCED PORTFOLIO-INSTITUTIONAL SHARES
               22.103519                              1,119,774.823                              12/31/03
               19.622780                              1,204,456.110                              12/31/02
               21.236842                              1,333,874.478                              12/31/01
               22.556000                              1,299,159.372                              12/31/00
               23.368428                              1,127,059.575                              12/31/99
               18.665828                                765,170.784                              12/31/98
               14.073772                                409,917.307                              12/31/97
               11.670308                                 49,603.384                              12/31/96
               10.171211                                      0.000                              12/31/95
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO-INSTITUTIONAL SHARES
                8.210347                                411,653.808                              12/31/03
                6.896673                                401,314.243                              12/31/02
                8.280678                                362,749.000                              12/31/01
               10.704994                                276,170.515                              12/31/00
               13.247549                                 87,500.549                              12/31/99
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO-SERVICE SHARES
                8.125022                                 28,887.355                              12/31/03
                6.114832                                 16,350.309                              12/31/02
                8.339414                                    667.414                              12/31/01
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO-INSTITUTIONAL SHARES
               13.793001                                557,022.449                              12/31/03
               10.336855                                555,763.371                              12/31/02
               14.523289                                546,207.775                              12/31/01
               24.288229                                482,982.098                              12/31/00
               36.068642                                396,557.687                              12/31/99
               16.201176                                276,028.214                              12/31/98
               12.217744                                207,227.419                              12/31/97
               10.979832                                 52,219.342                              12/31/96
               10.299246                                      0.000                              12/31/95

                                               NUMBER OF ACCUMULATION UNITS
        ACCUMULATION UNIT VALUE                         OUTSTANDING                                YEAR
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO-INSTITUTIONAL SHARES
               18.716398                                950,344.989                              12/31/03
               15.283446                                989,812.242                              12/31/02
               20.772109                              1,054,009.275                              12/31/01
               27.117779                              1,014,262.905                              12/31/00
               32.558270                                910,884.507                              12/31/99
               20.045287                                689,148.869                              12/31/98
               15.742391                                425,739.592                              12/31/97
               13.048360                                 50,730.352                              12/31/96
               10.239284                                      0.000                              12/31/95
MERRILL LYNCH BASIC VALUE V.I. FUND
               22.810796                                235,405.286                              12/31/03
               17.334671                                224,789.902                              12/31/02
               21.343769                                220,538.862                              12/31/01
               20.729966                                196,483.457                              12/31/00
               18.631352                                194,136.375                              12/31/99
               15.575121                                154,675.988                              12/31/98
               14.408954                                 68,181.594                              12/31/97
               12.094664                                  6,820.503                              12/31/96
               10.147434                                      0.000                              12/31/95
MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND
                1.223020                                929,646.597                              12/31/03
                1.228164                              1,036,231.114                              12/31/02
                1.225846                              1,058,892.677                              12/31/01
                1.200162                                726,382.977                              12/31/00
                1.153121                              1,221,067.482                              12/31/99
                1.118170                                876,845.270                              12/31/98
                1.079946                                697,535.841                              12/31/97
                1.041216                                325,331.820                              12/31/96
                1.002475                                      0.000                              12/31/95
MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND
                15.606859                                43,963.575                              12/31/03
                11.731935                                32,762.255                              12/31/02
                12.932132                                28,565.341                              12/31/01
                14.367468                                29,249.252                              12/31/00
                16.095271                                26,916.938                              12/31/99
                13.426667                                25,160.717                              12/31/98
                12.486612                                17,615.512                              12/31/97
                11.294096                                 2,114.707                              12/31/96
                10.105242                                     0.000                              12/31/95
MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND
               14.173673                                122,975.371                              12/31/03
               11.201432                                121,073.352                              12/31/02
               11.510137                                128,766.852                              12/31/01
               11.205014                                130,314.034                              12/31/00
               12.209776                                132,170.589                              12/31/99
               11.667978                                119,716.657                              12/31/98
               12.189961                                 65,756.981                              12/31/97
               11.119068                                  6,837.357                              12/31/96
               10.118436                                      0.000                              12/31/95

                                               NUMBER OF ACCUMULATION UNITS
        ACCUMULATION UNIT VALUE                         OUTSTANDING                                YEAR
---------------------------------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO
                9.204171                                102,255.407                              12/31/03
                7.413598                                 97,775.970                              12/31/02
               10.789433                                 91,885.173                              12/31/01
               18.352148                                 69,096.702                              12/31/00
               22.299325                                 38,048.576                              12/31/99
               11.391453                                 27,306.830                              12/31/98
               10.661135                                 15,905.540                              12/31/97
PBHG MID-CAP PORTFOLIO
               10.747126                                189,458.746                              12/31/03
                8.101550                                141,029.184                              12/31/02
               10.084362                                 37,028.918                              12/31/01
PBHG SELECT VALUE PORTFOLIO
                7.912817                                109,379.726                              12/31/03
                6.772767                                 73,177.927                              12/31/02
                9.151792                                 36,523.745                              12/31/01
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                7.816494                                590,812.256                              12/31/03
                5.445411                                515,305.573                              12/31/02
               11.983282                                423,362.421                              12/31/01
               25.448858                                329,398.744                              12/31/00
               44.519838                                251,774.582                              12/31/99
               13.480010                                112,549.063                              12/31/98
               10.323925                                 51,276.959                              12/31/97
SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                7.474308                                 29,711.173                              12/31/03
                5.674858                                 21,893.699                              12/31/02
                7.328677                                 21,349.399                              12/31/01
                9.853413                                 15,572.866                              12/31/00
               11.970215                                  3,810.276                              12/31/99
SCUDDER VIT SMALL CAP INDEX FUND
               12.612134                                 52,772.478                              12/31/03
                8.720926                                 27,311.752                              12/31/02
               11.118707                                 22,866.676                              12/31/01
               11.030253                                 16,764.780                              12/31/00
               11.617671                                  8,647.306                              12/31/99
STRONG OPPORTUNITY FUND II-Advisor Class
               18.014249                                289,568.792                              12/31/03
               13.312659                                258,074.757                              12/31/02
               18.419012                                249,224.634                              12/31/01
               19.367942                                201,187.103                              12/31/00
               18.396025                                166,404.289                              12/31/99
               13.806405                                120,817.718                              12/31/98
               12.311565                                 35,542.297                              12/31/97
VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
               14.431713                                219,636.273                              12/31/03
               13.964428                                178,024.707                              12/31/02
               13.173691                                145,193.003                              12/31/01
               12.201975                                 93,917.861                              12/31/00
               11.121384                                 99,847.422                              12/31/99
               11.446708                                 67,599.236                              12/31/98
               10.740991                                  7,144.949                              12/31/97

                                               NUMBER OF ACCUMULATION UNITS
        ACCUMULATION UNIT VALUE                         OUTSTANDING                                YEAR
---------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
               19.408863                                119,515.647                              12/31/03
               14.290620                                114,756.919                              12/31/02
               14.584113                                 92,598.879                              12/31/01
               13.444286                                 74,575.394                              12/31/00
               10.529927                                 75,971.027                              12/31/99
               10.820841                                 61,094.222                              12/31/98
               12.291156                                 19,438.406                              12/31/97


The above table gives year-end Accumulation Unit Information for each Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit value for each Subaccount other than the Merrill Lynch Domestic Money Market V.I. Fund Subaccount was 10.000000 as of December 7, 1995 (the Separate Account commencement date), or as of May 1, 1997 (the effective date of the Subaccounts), for the PBHG Growth II Portfolio, PBHG Technology & Communications Portfolio, Van Kampen UIF Portfolios and Strong Opportunity Fund II Subaccounts and for Dreyfus-VIF Growth and Income-Initial Shares and Developing Leaders Portfolio-Initial Shares Subaccounts, or as of May 1, 1999 (the effective date of the Subaccounts) for Janus Capital Appreciation Portfolio-Institutional Shares and the two Scudder VIT funds or as of May 1, 2001 (the effective date of the Subaccounts) for the Janus Aspen International Growth Portfolio-Service Shares, PBHG Select Value Portfolio, PBHG Mid-Cap Portfolio, AIM V.I. Premier Equity Fund, AIM V.I. Capital Development Fund and AIM V.I. Government Securities Fund Subaccounts. The beginning Accumulation Unit Value for the Merrill Lynch Domestic Money Market V.I. Fund Subaccount was 1.000000 as of December 7, 1995.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The CDSC reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented, assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form. Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return;

-    illustrate investment returns by graphs, charts or otherwise.

                                   PORTFOLIOS

The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


         PORTFOLIO / ADVISOR                                          INVESTMENT OBJECTIVE
--------------------------------------     ----------------------------------------------------------------------------
AIM V.I. FUNDS

AIM V.I. -CAPITAL DEVELOPMENT FUND -       The fund's investment objective is long-term growth of capital.  The fund
SERIES I SHARES                            seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized
Advisor - A I M Advisors, Inc.             companies.  The fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. -GOVERNMENT SECURITIES FUND -     The fund's investment objective is to achieve a high level of current income
SERIES I SHARES                            consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing normally, at least 80% of its net assets,
Advisor - A I M Advisors, Inc.             plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States
                                           Government.  The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The fund may also invest up to 20% of its net assets in foreign securities.

PORTFOLIOS/ADVISOR                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. -PREMIER EQUITY FUND -              The fund's investment objective is to achieve long-term growth of capital.
SERIES I SHARES                              Income is a secondary objective. The fund seeks to meet its objectives by investing normally, at least 80% of its net assets, plus the amount of any borrowings, for
Advisor - A I M Advisors, Inc.               investment purposes, in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to
                                             25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

DREYFUS PORTFOLIOS

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH      The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth
FUND, INC.-INITIAL SHARES                    with current income as a secondary goal. To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of companies that Dreyfus
Advisor - The Dreyfus Corporation            believes meet traditional investment standards and conduct their business in a manner
Sub-Advisor - NCM Capital Management         that contributes to the enhancement of the quality of life in America.
Group, Inc.

DREYFUS STOCK INDEX FUND-INITIAL SHARES      The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's
                                             500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all
Advisor - The Dreyfus Corporation            500 stocks in the S&P 500(R) in proportion to their weighting in the index.
Index Manager - Mellon Equity Associates     The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and
(an affiliate of Dreyfus)                    Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

DREYFUS VARIABLE INVESTMENT FUND ("VIF") -   The VIF Appreciation Portfolio seeks to provide long-term capital growth consistent
APPRECIATION PORTFOLIO-INITIAL SHARES        with capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio
Advisor - The Dreyfus Corporation            focuses on "blue chip" companies with total market values of more than $5 billion at
Sub-Advisor - Fayez Sarofim & Co.            the time of purchase.

DREYFUS VARIABLE INVESTMENT FUND ("VIF") -   The Portfolio seeks capital growth. To pursue this goal, the portfolio normally invests
DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES  at least 80% of its assets in the stocks of companies Dreyfus believes to be characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions,
Advisor - The Dreyfus Corporation            the portfolio primarily invests in market capitalizations of less than $2 billion at the time of purchase.

DREYFUS VARIABLE INVESTMENT FUND ("VIF") -   The VIF Growth and Income Portfolio seeks long-term capital growth, current income and
GROWTH AND INCOME PORTFOLIO-INITIAL SHARES   growth of income, consistent with reasonable investment risk. To pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers.
Advisor - The Dreyfus Corporation

PORTFOLIOS/ADVISOR                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES

JANUS ASPEN SERIES -BALANCED                 This diversified portfolio seeks long-term capital growth, consistent with preservation
PORTFOLIO INSTITUTIONAL SHARES               of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio
Advisor - Janus Capital Management LLC       will normally invest at least 25% of its assets in fixed-income securities.

JANUS ASPEN SERIES -CAPITAL APPRECIATION     This non-diversified portfolio seeks long-term growth of capital by investing primarily
PORTFOLIO INSTITUTIONAL SHARES               in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging
Advisor - Janus Capital Management LLC       growth companies.

JANUS ASPEN SERIES -INTERNATIONAL GROWTH     This diversified portfolio seeks long-term growth of capital by investing, under normal
PORTFOLIO SERVICE SHARES                     circumstances, at least 80% of its net assets in securities from at least five different countries, excluding the United States. International investing may present
Advisor - Janus Capital Management LLC       special risks, including currency fluctuations and social and political developments.

JANUS ASPEN SERIES -MID CAP GROWTH           This diversified portfolio seeks long-term growth of capital by investing primarily in
PORTFOLIO INSTITUTIONAL SHARES               common stocks selected for their growth potential, and normally invests at least 80% of its net assets in medium-sized companies.
Advisor - Janus Capital Management LLC

JANUS ASPEN SERIES -WORLDWIDE GROWTH         This diversified portfolio seeks long-term growth of capital in a manner consistent
PORTFOLIO INSTITUTIONAL SHARES               with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. International investing may present special risks,
Advisor - Janus Capital Management LLC       including currency fluctuations and social and political developments.

MERRILL LYNCH VARIABLE SERIES FUND, INC.

MERRILL LYNCH VSF-BASIC VALUE V.I. FUND      The investment objective of the Basic Value V.I. Fund is to seek capital appreciation and, secondarily, income by investing primarily in stocks that Portfolio management
Advisor - Merrill Lynch Investment           believes are undervalued and therefore represent basic investment value. The
Managers, L.P                                Portfolio seeks opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio. See the attached prospectus for more information regarding the
                                             Portfolio.

PORTFOLIOS/ADVISOR                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VSF-DOMESTIC MONEY MARKET      The investment objective of the Domestic Money Market V.I. Fund is to seek
V.I. FUND                                    preservation of capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term
Advisor - Merrill Lynch Investment           domestic money market securities. The Portfolio's goals are to produce current
Managers, L.P                                income while attempting to maintain a share value of $1.00. See the attached prospectus for more information regarding the Portfolio.

MERRILL LYNCH VSF-GLOBAL ALLOCATION          The investment objective of the Global Allocation V.I. Fund is to seek high total
V.I. FUND                                    investment return by investing primarily in a portfolio of equity, fixed income, and money market securities, including convertible securities, of U.S. and Foreign
Advisor - Merrill Lynch Investment           issuers. The Portfolio seeks to achieve its objective by investing primarily in
Managers, L.P                                securities of government and corporate issuers located in the U.S., Canada,
                                             Western Europe, the Far East Australia, and Latin America. In selecting equity investments, the Fund primarily seeks securities that management believes to be under valued. The Fund may buy debt securities of varying maturities and qualities, including
                                             "junk" bonds. The Fund may also invest in certain types of derivatives. Investing on an international basis involves special considerations. See the attached prospectus for more information regarding the Portfolio.

MERRILL LYNCH VSF-HIGH CURRENT INCOME        The primary investment objective of the High Current Income V.I. Fund is to
V.I. FUND                                    obtain a high level of current income. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio
Advisor - Merrill Lynch Investment           primarily invests in fixed-income securities with lower credit quality, which
Managers, L.P                                means equivalent to or below the fourth highest rating level of recognized rating agencies, or in unrated securities of comparable quality. Also known as
                                             "junk bonds," investments in these securities entail relatively greater risk of loss of income or principal. An investment in this Portfolio may not be appropriate as the exclusive investment to fund a contract. See the attached prospectus for more information regarding the Portfolio.

PBHG INSURANCE SERIES FUND

PBHG GROWTH II PORTFOLIO                     The Portfolio seeks to provide investors with capital appreciation. Under normal market conditions, the Portfolio invests at least 65% of its assets in growth securities, such
Advisor - Pilgrim Baxter &                   as common stocks, of small and medium sized companies. These companies generally
Associates, Ltd.                             have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R)Growth Index at the time of the Portfolio's investment. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The Advisor expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase.

PORTFOLIOS/ADVISOR                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO                       The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the
Advisor - Pilgrim Baxter &                   Portfolio invests at least 80% of its assets in equity securities, such as common
Associates, Ltd.                             stocks, issued by companies with market capitalization within the range of the S & P
                                             MidCap 400 Index at the time of the Portfolio's investment. The equity securities in the Portfolio are common stocks that the Advisor believes have sustainable long-term growth prospects but are currently trading at modest valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index and its sector weightings are generally within 10% of the Index's sector weightings.

PBHG SELECT VALUE PORTFOLIO                  The Portfolio seeks to provide investors long-term growth of capital and income.
                                             Current income is a secondary objective. Under normal market conditions, the Portfolio
Advisor - Pilgrim Baxter &                   invests at least 65% of its assets in value securities, such as common stocks, of no
Associates, Ltd.                             more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the companies in the S&P 500 Index at the time of the Portfolio's investment. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus on those value securities whose market capitalizations are over $1 billion at the time of purchase.

PBHG TECHNOLOGY & COMMUNICATIONS             The Portfolio seeks to provide investors with long-term growth of capital. Current
PORTFOLIO                                    income is incidental to the Portfolio's goal. Under normal market conditions, the
                                             Portfolio, a non-diversified fund, will invest at least 80% of its assets in common
Advisor - Pilgrim Baxter &                   stocks of companies doing business in the technology and communications sector of
Associates, Ltd.                             the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the groups of the industries within that sector. The portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.

SCUDDER VIT FUNDS

SCUDDER VIT -EAFE(R) EQUITY                  Investments in securities of foreign issuers present greater risks including currency
INDEX (1)                                    fluctuations and changes in political/economic conditions. Foreign securities markets generally exhibit greater price volatility and are less liquid than the US markets.
Advisor - Deutsche Asset                     Derivatives may be more volatile and less liquid than traditional securities and
Inc. 1                                       the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R)Index closely enough to track its performance.

                                             The EAFE(R) Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley and has been licensed for use by the VIT EAFE(R) Index Fund's investment advisor.

PORTFOLIOS/ADVISOR                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT -SMALL CAP INDEX(1)              Investments in small-size company stocks generally carry greater risks than are typically associated with larger companies for various reasons such as steeper price
Advisor - Deutsche Asset                     fluctuations, narrower markets, limited financial resources, and less liquid stock.
Management, Inc. 1                           Derivatives may be more volatile and less liquid than traditional securities and the
                                             Fund could suffer losses on its derivative positions. There is no guarantee that the
                                             Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

                                             "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.



(1) Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.



STRONG OPPORTUNITY FUND II, INC.

STRONG OPPORTUNITY FUND II-ADVISOR CLASS     The Strong Opportunity Fund II invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are under-priced, yet
Advisor - Strong Investments                 have attractive growth prospects. The managers base the analysis on a company's
                                             "Private Market Value" - the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. The manager may sell a stock when its price no longer compares favorably with the company's
                                             Private Market Value.

VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

VAN KAMPEN UIF CORE PLUS FIXED               The investment objective of the Core Plus Fixed Income Portfolio is to seek above-
INCOME PORTFOLIO-CLASS I                     average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily
Adviser - Van Kampen 2(1)                    in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The
                                             Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").

VAN KAMPEN UIF U.S. REAL ESTATE              The investment objective of the U.S. Real Estate Portfolio is to seek above-average
PORTFOLIO-CLASS I                            current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate
Adviser - Van Kampen 2(1)                    investment trusts (REITs).



(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)


The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).


The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.



                             THE SEPARATE ACCOUNT(R)


The Separate Account was established by the Company on May 26, 1995 as an insurance company separate account under the laws of the State of Ohio, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.


                        GREAT AMERICAN ADVISORS(R), INC.



Great American Advisors(R), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.


GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the CDSC, the annual contract maintenance fee, transfer fees, and premium taxes where applicable. There is also a charge assessed against the Separate Account. This charge is reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. This charge is the mortality and expense risk charge. The Company does not impose an administration charge.

Other than as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

  Purpose of Charge           Offset expenses incurred by the Company in the
                              sale of the Contracts, including commissions paid and costs of sales literature.

  Amount of Charge            Up to 7% of each purchase payment depending on
                              number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between
date of receipt of purchase payment and date        0          1          2          3          4          5          6       7 or
request for surrender received                                                                                                more

CDSC as a percentage of purchase payment
surrendered                                         7%         6%         5%         4%         3%         2%         1%        0%

  When Assessed               On partial or full surrenders of purchase payments
                              during Accumulation Period.

  Assessed Against What       Purchase payments only, not earnings. See the
                              Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.

  Waivers                     -  Free withdrawal privilege. See the Surrenders
                                 section for information.

                              - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                              - Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

                              - If Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.

                              -  Long-Term Care Waiver Rider. See the
                                 Surrenders section for information.

                              -  If the Social Security Administration
                                 determines after the Contract is issued that the Owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                              - Successor Owner endorsement. See the Account Value section for information.

                              -  Where required to satisfy state law.

CONTRACT MAINTENANCE FEE

  Purpose of Charge        Offset expenses incurred in issuing the Contracts
                           and in maintaining the Contracts and the Separate
                           Account.

  Amount of Charge         $25.00 per year.

  When Assessed            During the Accumulation Period, the charge is
                           deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

  Assessed Against What    Amounts invested in the Subaccounts. During the
                           Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

  Waivers                  -  During Accumulation Period if Account Value is at
                              least $30,000 on the date the charge is due.

                           - During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $30,000.

                           - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                           - During Benefit Payment Period where required to satisfy state law.

TRANSFER FEE

  Purpose of Charge        Offset cost incurred in administering the Contracts.

  Amount of Charge         $25 for each transfer in excess of 12 in any contract
                           year. The Company reserves the right to change the amount of this charge at any time.

  When Assessed            During Accumulation Period.

  Assessed Against What    Deducted from amount transferred.

  Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

MORTALITY AND EXPENSE RISK CHARGE


  Purpose of Charge        Compensation for bearing certain mortality and
                           expense risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.


  Amount of Charge         Daily charge equal to 0.003446% of the daily Net
                           Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

  When Assessed            During the Accumulation Period, and during the
                           Benefit Payment Period if a variable dollar benefit is elected.

  Assessed Against What    Amounts invested in the Subaccounts. Not assessed
                           against the Fixed Account options.

  Waivers                  None.

PREMIUM TAXES

Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

RIGHT TO CANCEL


The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the purchase payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts.

PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide a report at least once each contract year of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the Owner's interest in the Fixed Account options as of that time; (2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

     -   transfer from a Subaccount

     -   full or partial surrender from the Subaccounts

     -   payment of a death benefit

     -   application of the amounts in the Subaccounts to a settlement option

     -   deduction of the contract maintenance fee

     -   deduction of any transfer fee

SUCCESSOR OWNER ENDORSEMENT

If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased Owner becomes a Successor Owner of a Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

The Successor Owner endorsement may not be available in all states.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

                                                                      TAX-QUALIFIED             NON-TAX-QUALIFIED
------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PURCHASE PAYMENT                                   $  2,000                    $  5,000
------------------------------------------------------------------------------------------------------------------
MINIMUM MONTHLY PAYMENTS UNDER PERIODIC PAYMENT PROGRAM            $     50                    $    100
------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL PAYMENTS                                        $     50                    $     50
------------------------------------------------------------------------------------------------------------------
MAXIMUM SINGLE PURCHASE PAYMENT                                    $500,000 or Company         $500,000 or Company
                                                                   approval                    approval
------------------------------------------------------------------------------------------------------------------

The Company reserves the right to increase or decrease the minimum allowable initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.


Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the Owner's account within two business days.


Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.




INVESTMENT OPTIONS-ALLOCATIONS


Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:


         Fixed Accumulation Account Option
         One-Year Guaranteed Interest Rate Option
         Three-Year Guaranteed Interest Rate Option
         Five-Year Guaranteed Interest Rate Option
         Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

                                                                     TAX-QUALIFIED AND NON-TAX-QUALIFIED
-------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT                        $   10
-------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT            $   10
-------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE PERIOD        $2,000
OPTION                                                      No amounts may be allocated to a guarantee period
                                                            option that would extend beyond the Owner's 85th
                                                            birthday or five years after the effective date of
                                                            the Contract, if later.
-------------------------------------------------------------------------------------------------------------------
ALLOCATION DURING RIGHT TO CANCEL PERIOD                    No current restrictions, however the Company reserves
                                                            the right to require that purchase payment(s) be
                                                            allocated to the money market Subaccount or to the
                                                            Fixed Accumulation Account option during the right to
                                                            cancel period.
-------------------------------------------------------------------------------------------------------------------

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

PRINCIPAL GUARANTEE PROGRAM


An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.


RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS

At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the Owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the Owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the Fixed Accumulation Account option.

TRANSFERS

During the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options.

The current restrictions on transfers are:

                                                                     TAX-QUALIFIED AND NON-TAX-QUALIFIED
----------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT                         $500 or balance of Subaccount, if less
----------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION                   $500 or balance of Fixed Account option, if less
----------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE PERIOD OPTION    $2,000
                                                             No amounts may be transferred to a guarantee period
                                                             option that would extend beyond the Owner's 85th
                                                             birthday or five years after the effective date of
                                                             the Contract, if later.
----------------------------------------------------------------------------------------------------------------
MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER THAN        During any contract year, 20% of the Fixed Account
FIXED ACCOUNT GUARANTEE PERIOD OPTION WHICH IS MATURING      option's value as of the most recent contract
                                                             anniversary.
----------------------------------------------------------------------------------------------------------------
TRANSFERS FROM FIXED ACCOUNT OPTIONS                         -    May not be made prior to first contract
                                                                  anniversary.

                                                             -    Amounts transferred from Fixed Account options
                                                                  to Subaccounts may not be transferred back to
                                                                  Fixed Account options for a period of six
                                                                  months from the date of the original transfer.
----------------------------------------------------------------------------------------------------------------

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

                                                                             MINIMUM ACCOUNT
             SERVICE                          DESCRIPTION                     REQUIREMENTS                  LIMITATIONS/NOTES
             -------                          -----------                     ------------                  -----------------
DOLLAR COST AVERAGING              Automatic transfers from the      Source of funds must be at least  Dollar cost averaging
There are risks involved in        money market Subaccount to any    $10,000.  Minimum transfer per    transfers may not be made to
switching between investments      other Subaccount(s), or from the  month is $500.  When balance of   any of the Fixed Account
available under the Contract.      Fixed Accumulation Account        source of funds falls below       options. The dollar cost
Dollar cost averaging requires     option to any Subaccount(s), on   $500, entire balance will be      averaging transfers will
regular investments regardless of  a monthly or quarterly basis.     allocated according to dollar     take place on the last
fluctuating price levels and does                                    cost averaging instructions.      Valuation Date of each
not guarantee profits or prevent                                                                       calendar month or quarter as
losses in a declining market. You                                                                      requested by the Owner.
should consider your financial
ability to continue dollar cost
averaging transfers through
periods of changing price levels.

PORTFOLIO REBALANCING              Automatically transfer amounts    Minimum Account Value of          Transfers will take place on
                                   between the Subaccounts and the   $10,000.                          the last Valuation Date of
                                   Fixed Accumulation Account                                          each calendar quarter.
                                   option to maintain the                                              Portfolio rebalancing will
                                   percentage allocations selected                                     not be available if the
                                   by the Owner.                                                       dollar cost averaging
                                                                                                       program or an interest sweep
                                                                                                       from the Fixed Accumulation
                                                                                                       Account option is being
                                                                                                       utilized.

INTEREST SWEEP                     Automatic transfers of the        Balance of each Fixed Account     Interest sweep transfers
                                   income from any Fixed Account     option selected must be at least  will take place on the last
                                   option(s) to any Subaccount(s).   $5,000.  Maximum transfer from    Valuation Date of each
                                                                     each Fixed Account option         calendar quarter. Interest
                                                                     selected is 20% of such Fixed     sweep is not available from
                                                                     Account option"s value per year.  the Seven-Year Guaranteed
                                                                     Amounts transferred under the     Interest Rate Option if the
                                                                     interest sweep program will       Principal Guarantee Program
                                                                     reduce the 20% maximum transfer   is selected.
                                                                     amount otherwise allowed.


TERMINATION OF AUTOMATIC TRANSFER PROGRAMS


The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.


The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS


Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company"s web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company"s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.


The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

OTHER RESTRICTIONS ON TRANSFERS

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.


Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract Owners, Annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract Owners (or third parties acting on their behalf). The Company will apply the same standards to all Contract Owners in its determination of whether to exercise its right to refuse or limit transfer requests (or when taking other necessary actions). If the Company determines that a Contract Owner (or third party acting on the Contract Owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract Owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract Owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract Owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract Owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via U. S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U. S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

SURRENDERS

An Owner may surrender a Contract either in full or in part during the Accumulation Period. A CDSC may apply on surrender. The restrictions and charges on surrenders are:

                                                                           TAX-QUALIFIED                       NON-TAX-QUALIFIED
MINIMUM AMOUNT OF PARTIAL SURRENDER                                                              $500
MINIMUM REMAINING SURRENDER VALUE AFTER                                                          $500
PARTIAL SURRENDER
AMOUNT AVAILABLE FOR SURRENDER (valued as of                    Account Value less                   Account Value less applicable
end of Valuation Period in which request for                    applicable CDSC, subject to          CDSC, subject to employer
surrender is received by the Company)                           tax law or employer plan             plan restrictions on
                                                                restrictions on withdrawals          withdrawals
TAX PENALTY FOR EARLY WITHDRAWAL                                When applicable, 10% of amount distributed before age 59-1/2
CONTRACT MAINTENANCE FEE ON FULL SURRENDER                      $25 (no CDSC applies to fee)
CONTINGENT DEFERRED SALES CHARGE ("CDSC")                       Up to 7% of purchase payments
ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC                        First from accumulated earnings (no CDSC applies) and then
(order may be different for tax purposes)                       from purchase payments on "first-in, first-out" basis (CDSC may apply)

A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary. If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year.

LONG-TERM CARE WAIVER RIDER

If a Contract is modified by the Long-Term Care Waiver Rider, surrenders may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent that the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION


The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender.


                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Contract anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.

The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

DEATH BENEFIT AMOUNT

The Death Benefit Amount will equal the greatest of:

         1) the Account Value on the Death Benefit Valuation Date;

         2) the total purchase payment(s), less any partial surrenders and any CDSCs that applied to those amounts; or

         3) the largest Account Value on any contract anniversary which is an exact multiple of five and prior to the Owner"s death or the Owner's 75th birthday if earlier, less any partial surrenders and any CDSCs that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.


An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner"s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.


PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payments intervals of 1 to 4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period. The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals with interest at 3% per year, compounded annually. For tax-qualified Contracts and non-tax-qualified Internal Revenue Code ("IRC")
Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts selected is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment. The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

ROTH IRAS

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59-1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59-1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions.
Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70-1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70-1/2, the employee's retirement or other termination from employment.

PENSION AND PROFIT SHARING PLANS

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may invest in annuity contracts in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan, whether or not made from the Contract, may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

                                          TAX-QUALIFIED PLANS
                                NONQUALIFIED DEFERRED COMPENSATION PLANS                BASIC NON-TAX-QUALIFIED CONTRACTS
                             ----------------------------------------------             ---------------------------------
PLAN TYPES                   - IRC Section 401 (Pension and Profit Sharing)     IRC Section 72 only

                             - IRC Section 403(b) (Tax-Sheltered Annuities)

                             - IRC Section 408 (IRA, SEP, SIMPLE IRA)

                             - IRC Section 408A (Roth IRA)

                             - IRC Section 457

                             - Nonqualified Deferred Compensation

WHO MAY PURCHASE A CONTRACT  Natural person, employer, or employer plan.        Anyone. Non-natural person may purchase but
                             Nonqualified deferred compensation plans           will generally lose tax-deferred status.
                             will generally lose tax-deferred status of
                             Contract itself.

TAXATION OF SURRENDERS       If there is an after-tax "investment in the        Account Value in excess of "investment in
                             contract," a pro rata portion of the amount        the contract" is included in taxable income.
                             surrendered is taxable income based on the         Generally, the "investment in the contract"
                             ratio of "investment in the contract" to           will equal the sum of all purchase payments
                             Account Value. Usually, 100% of                    less prior non-taxable withdrawals.
                             distributions from a qualified plan must be        Surrenders are deemed to come from earnings
                             included in taxable income because there           first, and "investments in the contract"
                             were no after-tax contributions and                last.
                             therefore no "investment in the contract."
                             Qualified distributions from Section 408A Roth
                             IRA may be completely tax free.

                             Surrenders prior to age 59-1/2 may be              For a Contract purchased as part of an IRC
                             subject to 10% tax penalty (25% for a SIMPLE       Section 1035 exchange which includes
                             IRA within the first two years of                  contributions made before August 14, 1982
                             participation).                                    ("pre-TEFRA contributions") partial withdrawals are
                                                                                not taxable until the pre-TEFRA contributions have
                                                                                been returned.

                             Surrenders from tax-qualified Contracts may        The taxable portion of any surrender prior to age
                             be restricted to meet requirements of the          59-1/2 may be subject to a 10% tax penalty.
                             Internal Revenue Code or the terms of a
                             retirement plan.

TAXATION OF BENEFIT          For fixed dollar benefit payments, a
PAYMENTS (ANNUITY BENEFIT    percentage of each payment is tax free equal
PAYMENTS OR DEATH            to the ratio of after-tax "investment in the
BENEFIT PAYMENTS)            contract" (if any) to the total expected
                             payments, and the balance is included in
                             taxable income. For variable dollar benefit
                             payments, a specific dollar amount of each
                             payment is tax free, as predetermined by a pro
                             rata formula, rather than a percentage of each
                             payment. In either case, once the after-tax
                             "investment in the contract" has been
                             recovered, the full amount of each benefit
                             payment is included in taxable income.
                             Qualified distributions from a Section 408A
                             Roth IRA made five years or more after the
                             first Roth IRA contribution may be completely
                             tax free. The taxable portion of any payments
                             received before age 59 -1/2 may be subject to
                             a 10% tax penalty (25% for SIMPLE IRA payments
                             with in the first 2 years of participation).
                             Tax penalties do not apply to any payments
                             after the death of the Owner.

TAXATION OF LUMP SUM DEATH   Taxed to recipient generally in same manner
BENEFIT PAYMENT              as full surrender. Tax penalties do not
                             apply to death benefit distributions.

ASSIGNMENT OF CONTRACT/      Assignment and transfer of Ownership               Generally, deferred earnings become taxable
TRANSFER OF OWNERSHIP        generally not permitted.                           to transferor at time of transfer and
                                                                                transferee receives an "investment in the
                                                                                contract" equal to the Account Value at that
                                                                                time. Gift tax consequences are not
                                                                                discussed herein.

WITHHOLDING                  Eligible rollover distributions from Section       Generally, Payee may elect to have taxes
                             401, Section 403(b), and governmental              withheld or not.
                             Section 457 plan Contracts subject to 20%
                             mandatory withholding on taxable portion
                             unless direct rollover. Other Section 457
                             plan benefits and nonqualified deferred
                             compensation plan benefits subject to wage
                             withholding. For all other payments, Payee
                             may elect to have taxes withheld or not.

                           GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site http://www.sec.gov. The registration number for the Registration Statement is 33-65409.

                         OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS


The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:


                                                                                                           Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ............................................................      2
         General Information and History ...............................................................      2
         State Regulations .............................................................................      2
SERVICES ...............................................................................................      2
         Safekeeping of Separate Account Assets ........................................................      2
         Records and Reports ...........................................................................      2
         Experts .......................................................................................      2
DISTRIBUTION OF THE CONTRACTS ..........................................................................      3
CALCULATION OF PERFORMANCE INFORMATION .................................................................      3
         Money Market Subaccount Standardized Yield Calculation ........................................      3
         Average Annual Total Return Calculation .......................................................      4
         Cumulative Total Return Calculation ...........................................................      5
         Standardized Average Annual Total Return Data .................................................      5
         Non-Standardized Average Annual Total Return Data .............................................      8
         Other Performance Measures ....................................................................     12
BENEFIT UNITS-TRANSFER FORMULAS ........................................................................     13
FEDERAL TAX MATTERS ....................................................................................     13
         Taxation of Separate Account Income ...........................................................     14
         Tax Deferred Status of Non Qualified Contracts ................................................     14
FINANCIAL STATEMENTS ...................................................................................     14


           Copies of the Statement of Additional Information dated May 1, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

           Name:
           _____________________________________________________________________
           Address:
           _____________________________________________________________________
           City:
           _____________________________________________________________________
           State:
           _____________________________________________________________________
           Zip:
           _____________________________________________________________________

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A

             THE COMMODORE AMERICUS(R) AND THE COMMODORE NAUTICUS(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either The Commodore Americus or The Commodore Nauticus Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the Scudder VIT Equity 500 Index Subaccount (the "Subaccount"). The Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in the Subaccount on April 30, 2002. This investment option will become unavailable to you when you no longer have money in the Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccount described in this Supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Subaccount. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Americus is 33-65409; for The Commodore Nauticus it is 33-59861.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-        THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED.

- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION.

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS.

-        THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE.

                                 EXPENSE TABLES

The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:


PORTFOLIO ANNUAL EXPENSES


(As a percentage of Portfolio average net assets)


                                                MANAGEMENT         OTHER           TOTAL ANNUAL
             PORTFOLIO                             FEES           EXPENSES           EXPENSES(1)
------------------------------------            ----------        --------         -------------
Scudder VIT Equity 500 Index Fund(2)               0.20             0.10               0.30



(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses.



(2) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2005. The Advisor did not waive fees or reimburse expenses of the Fund during the fiscal year ended December 31, 2003.


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EXAMPLES FOR THE COMMODORE AMERICUS

(1) If you surrender your Contract at the end of the applicable time period:


                      1 YEAR                   3 YEARS             5 YEARS                               10 YEARS
                      ------                   -------             -------                               --------
Maximum                 978                     1,394               1,900                                  3,825
Minimum                 863                     1,029               1,256                                  2,344


(2) If you annuitize your Contract at the end of the applicable time period:


                      1 YEAR                   3 YEARS            5 YEARS                               10 YEARS
                      -------                  -------            -------                               --------
Maximum                 278                      894               1,600                                  3,825
Minimum                 163                      529                 956                                  2,344





(3)      If you do not surrender your Contract:


                      1 YEAR                   3 YEARS           5 YEARS                                10 YEARS
                      ------                   -------           -------                                --------
Maximum                 278                      894              1,600                                  3,825
Minimum                 163                      529                956                                  2,344


EXAMPLES FOR THE COMMODORE NAUTICUS

(1) If you surrender your Contract at the end of the applicable time period:


                      1 YEAR                   3 YEARS          5 YEARS                               10 YEARS
                      ------                   -------          -------                               --------


Maximum               984                      1,413            1,932                                 3,892
Minimum               838                        449            1,112                                 1,944


(2) If you annuitize your Contract at the end of the applicable time period:


                        1 YEAR                  3 YEARS           5 YEARS                         10 YEARS
                        -------                 -------           -------                         --------
Maximum                  284                     913               1,632                           3,892
Minimum                  138                     449                 812                           1,994





(3)      If you do not surrender your Contract:


                        1 YEAR                  3 YEARS             5 YEARS                      10 YEARS
                        ------                  -------             -------                      --------
Maximum                  284                     913                 1,632                        3,892
Minimum                  138                     449                   812                        1,994


                         CONDENSED FINANCIAL INFORMATION


                                THE COMMODORE AMERICUS                        THE COMMODORE NAUTICUS
                             ----------------------------  ---------------------------------------------------------
                                                                   Standard                       Enhanced
                                                           ----------------------------  ---------------------------
                                             Number of                      Number of                    Number of
                                            Accumulation                  Accumulation                  Accumulation
SCUDDER VIT EQUITY 500       Accumulation      Units       Accumulation      Units       Accumulation      Units         Year
INDEX FUND SUBACCOUNT         Unit Value     Outstanding    Unit Value    Outstanding     Unit Value    Outstanding     Ended
---------------------------  -------------  -------------  ------------  --------------  ------------   ------------  ----------
                                  8.174142    144,435.131      8.174142     144,435.131      8.288159      2,314.061    12/31/03
                                  6.457855    148,684.290      6.457855     148,684.290      6.528559      3,278.448    12/31/02
                                  8.416925    144,467.600      8.416925     144,467.600      8.483809      4,764.187    12/31/01
                                  9.705151    147,055.880      9.705151     147,055.880      9.753088      8,799.951    12/31/00
                                 10.825867     10,177.237     10.825867      10,177.237     10.847192        757.647    12/31/99



The above table gives year-end Accumulation Unit Information for the Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value as of May 1, 1999 (the date the Subaccount commenced operations) was 10.000000.


FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccount) are included in the SAI.

                                   PORTFOLIOS

The Scudder VIT Equity 500 Index Subaccount is invested in the Scudder Investment VIT Funds Equity 500 Index Fund. The Portfolio has its own investment objectives and policies. The current Portfolio prospectus, which accompanies the Contract Prospectus and this Supplemental Prospectus, contains additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that the Portfolio will achieve its stated objectives. You should read the Portfolio prospectus carefully before making any decision concerning allocating purchase payments or transferring amounts to the Subaccount.

All dividends and capital gains distributed by the Portfolio are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of the Portfolio. The Portfolio is available only through insurance company separate accounts and certain qualified retirement plans. Though the Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolio makes any representations or assurances that the investment performance of the Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

SCUDDER VIT FUNDS


Vit Equity 500 Index Fund                          The Equity 500 Index Fund seeks to replicate
                                                   as closely as possible (before deduction of
Advisor - Deutsche Asset Management, Inc.(1)       expenses) the total return of the Standard &
                                                   Poor's 500 Composite Stock Price Index (the
                                                   "S&P 500(R)"), which emphasizes stocks of
                                                   large U.S. companies. The Fund will invest
                                                   primarily in the common stock of those
                                                   companies included in the S&P 500 that
                                                   are deemed representative of the industry
                                                   diversification of the entire S&P
                                                   500. There is no guarantee that the
                                                   portfolio will be able to mirror the
                                                   performance of the index closely enough to
                                                   track its performance. The Standard & Poor's
                                                   500 Index (S&P 500) is an unmanaged group
                                                   of large-company stocks. The index reflects
                                                   reinvestment of all distributions. It is
                                                   not possible to invest directly in the index.


(1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.

EXPENSES OF THE PORTFOLIO

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectus and SAI for the Portfolio. The actual portfolio fees and expenses for the prior calendar year are included in the Fee Table section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS-ALLOCATIONS

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus. You may also allocate purchase payments to the Subaccount described in this Supplemental Prospectus (until you no longer have money in that Subaccount), or to any of the Fixed Account options. Interests in the Scudder VIT Equity Index 500 Subaccount are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to this or any other Subaccount.

                  CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for the Portfolio in which this or any other Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

THE COMPANY EXPECTS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF A PORTFOLIO WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE SCUDDER VIT EQUITY 500 INDEX FUND. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE SCUDDER VIT EQUITY 500 INDEX FUND HELD BY THE SCUDDER VIT EQUITY 500 INDEX SUBACCOUNT AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIO.

WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, NO SOONER THAN SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A

                            THE COMMODORE AMERICUS(R)
                 INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for The Commodore Americus Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTIONS: ONE-YEAR GUARANTEED INTEREST RATE OPTION AND THREE-YEAR GUARANTEED INTEREST RATE OPTION (THE "UNAVAILABLE FIXED ACCOUNT OPTIONS"). AS OF MAY 1, 2004, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO EITHER OF THE UNAVAILABLE FIXED ACCOUNT OPTIONS. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE UNAVAILABLE FIXED ACCOUNT OPTIONS DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Americus is 033-65409.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-        THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-        THE  CONTRACTS  ARE  OBLIGATIONS  OF THE COMPANY AND NOT OF THE BANK OR
         CREDIT UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-        THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

ANNUITY INVESTORS LIFE INSURANCE COMPANY
ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENT OF ADDITIONAL INFORMATION FOR
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES


                                                                 May 1, 2004


This Statement of Additional Information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account A ("Separate Account"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.


A copy of either of the prospectuses dated May 1, 2004, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS


                                                                                                                  PAGE
                                                                                                                  ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)                                                                         2
        GENERAL INFORMATION AND HISTORY                                                                              2
        STATE REGULATIONS                                                                                            2
SERVICES                                                                                                             2
        SAFEKEEPING OF SEPARATE ACCOUNT ASSETS                                                                       2
        RECORDS AND REPORTS                                                                                          2
        EXPERTS                                                                                                      2
DISTRIBUTION OF THE CONTRACTS                                                                                        3
CALCULATION OF PERFORMANCE INFORMATION                                                                               3
        MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION                                                       3
        AVERAGE ANNUAL TOTAL RETURN CALCULATION                                                                      4
        CUMULATIVE TOTAL RETURN CALCULATION                                                                          5
        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                                                5
        NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                                            8
        OTHER PERFORMANCE MEASURES                                                                                  12
BENEFIT UNITS - TRANSFER FORMULAS                                                                                   13
FEDERAL TAX MATTERS                                                                                                 13
        TAXATION OF SEPARATE ACCOUNT INCOME                                                                         14
        TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS                                                                 14
FINANCIAL STATEMENTS                                                                                                14

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)


GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981.


The Company is principally engaged in the sale of fixed and variable annuity policies.



The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).


STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS


The financial statements of the Separate Account and the financial statements of the Company at December 31, 2003 and 2002, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although the Company does not anticipate any further offering of the Contracts to new purchasers, the Company reserves the right to resume offering any one or more of the Contracts.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:


                                             Year Ended
---------------------------------------------------------------------------------------------
Registration           12/31/2003           12/31/2002                 12/31/2001
Statement #      Received  Retained   Received      Retained      Received        Retained
-----------     ---------  ---------  ---------    ----------   ------------   --------------
33-59861        $ 570,078  $ 142,872  $ 462,008       149,635   $    676,858   $      169,810

33-65409        $ 204,861  $  37,766  $ 291,619        59,232   $    478,420   $       74,501


                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365
        Where:

        BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                             Unit Value ("AUV") for the Money Market Subaccount over a 7-day period determined as follows:

                   AUV at end of 7-day period - AUV at beginning of 7-day period
                   -------------------------------------------------------------
                                     AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7)] - 1


The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2003 are as follows:



               Total Separate Account
Contract                Charges                  Yield                  Effective Yield
--------                -------                  -----                  ---------------
33-59861                 1.25%                   -0.58%                 -0.58%
                         0.95%                   -0.29%                 -0.29%
33-65409                 1.25%                   -0.58%                 -0.58%


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative office toll free at 1-800-789-6771.

In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or Contract (or certificate) maintenance fees that may be applicable on surrender under any Contract.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

P      =        a hypothetical initial payment of $1,000
T      =        average annual total return
N      =        number of years
ERV    =        ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return for the Contracts may be presented in either standardized or non-standardized form. Average annual total return data for the Contracts may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or certificate) maintenance fees, contingent deferred sales charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges, but not Contract (or certificate) maintenance fees or contingent deferred sales charges. The Contracts are not subject to an administration charge. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

   CTR   =   the cumulative total return net of Subaccount recurring charges, other than the contract (or certificate) maintenance fee, for the period

   ERV   =   ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

   P     =   a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract (or certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the contract (or certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                            S.E.C. FILE NOS.
(Data reflects deduction of all recurring charges including                                  33-59861
contingent deferred sales charges and contract (or certificate)                              33-65409
maintenance fees - data is the same for all Standard Contracts)            ----------------------------------------------
                                                                                           STANDARD(1)
                                                                                            CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                            All Periods                                                                  From Inception
                         Ending 12/31/2003                                  1 Year          5 Years           Date(3)
-  ----------------------------------------------------------------------------------------------------------------------
AIM V.I.-Capital Development Fund-Series I Shares(6)                        25.19%            2.87%            0.34%
AIM V.I.-Government Securities Fund- Series I Shares(6)                     -8.68%            1.15%            1.95%
AIM V.I.-Premier Equity Fund-Series I Shares(6)                             15.04%           -8.26%            2.14%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares           15.95%           -9.44%            2.55%
Dreyfus Stock Index Fund-IS                                                 18.28%           -5.47%            5.77%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                    11.17%           -4.19%            6.57%
Dreyfus V.I.F.-Growth and Income Portfolio-IS(4)                            16.51%           -4.47%            2.58%
Dreyfus V.I.F.-Developing Lenders Portfolio-IS(4)                           21.56%            3.12%            4.77%
Janus A.S.-Balanced Portfolio-Institutional Shares                           4.14%            0.77%            8.81%
Janus A.S.-Capital Appreciation Portfolio-IS(5)                             10.55%           -2.59%            9.38%
Janus A.S.-International Growth Portfolio-SS(6)                             24.37%           -1.17%            7.56%
Janus A.S.-Mid Cap Growth Portfolio-IS                                      24.93%           -6.72%            1.72%
Janus A.S.-Worldwide Growth Portfolio-IS                                    13.96%           -4.63%            6.40%
Merrill Lynch Basic Value V.I. Fund                                         23.09%            5.70%            9.20%
Merrill Lynch Domestic Money Market V.I. Fund                               -8.89%           -1.23%           -0.30%
Merrill Lynch Global Allocation V.I. Fund                                   24.53%            0.35%            3.64%
Merrill Lynch High Current Income V.I. Fund                                 18.03%            1.36%            2.22%
PBHG Growth II Portfolio(4)                                                 15.65%           -7.89%           -4.51%
PBHG Mid-Cap Portfolio(6)                                                   24.15%           10.46%           12.43%
PBHG Select Value Portfolio(6)                                               8.33%           -1.18%            5.07%
PBHG Technology & Communications Portfolio(4)                               35.04%          -15.33%           -7.46%
Scudder VIT EAFE(R) Equity Index Fund(5)                                    23.21%           -8.48%           -5.59%
Scudder VIT Small Cap Index Fund(5)                                         36.12%            2.72%            1.76%
Strong Opportunity Fund II(4)                                               26.82%            3.01%            8.30%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(4)                  -5.15%            2.21%            3.52%
Van Kampen UIF U.S. Real Estate Portfolio-Class I(4)                        27.32%           10.52%            7.70%



1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.



2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.



3/ From Separate Account Commencement date (12/7/95) to 12/31/2003 unless otherwise noted.



4/   From inception date of Subaccount (5/1/97) to 12/31/2003.



5/   From inception date of Subaccount (5/1/99) to 12/31/2003.



6/   From inception date of Subaccount (5/1/01) to 12/31/2003.



STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                            S.E.C. FILE NO.
(Data reflects deduction of all recurring charges including                                  33-59861
contingent deferred sales charges and contract (or certificate)             ---------------------------------------------
maintenance fees - data is the same for all Standard Contracts)                            ENHANCED(2)
                                                                                            CONTRACTS
-  ----------------------------------------------------------------------------------------------------------------------
                          ALL PERIODS                                                                     FROM INCEPTION
                       ENDING 12/31/2003                                    1 YEAR          5 YEARS            DATE(3)
-  ----------------------------------------------------------------------------------------------------------------------
AIM V.I.-Capital Development Fund-Series I Shares(6)                        25.58%            3.21%            0.69%
AIM V.I.-Government Securities Fund- Series I Shares(6)                     -8.38%            1.49%            2.31%

AIM V.I.-Premier Equity Fund-Series I Shares(6)                             15.40%           -7.93%            2.50%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares           16.32%           -9.11%            2.91%
Dreyfus Stock Index Fund-IS                                                 18.66%           -5.14%            6.13%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                    11.53%           -3.86%            6.94%
Dreyfus V.I.F.-Growth and Income Portfolio-IS(4)                            16.88%           -4.14%            2.94%
Dreyfus V.I.F.-Developing Lenders Portfolio-IS(4)                           21.95%            3.46%            5.13%
Janus A.S.-Balanced Portfolio-Institutional Shares                           4.48%            1.12%            9.16%
Janus A.S.-Capital Appreciation Portfolio-IS(5)                             10.90%           -2.25%            9.73%
Janus A.S. International Growth Portfolio-SS(6)                             24.77%           -0.83%            7.92%
Janus A.S.-Mid Cap Growth Portfolio-IS                                      25.33%           -6.38%            2.08%
Janus A.S.-Worldwide Growth Portfolio-IS                                    14.32%           -4.30%            6.76%
Merrill Lynch Basic Value V.I. Fund                                         23.48%            6.05%            9.56%
Merrill Lynch Domestic Money Market V.I. Fund                               -8.66%           -1.01%            0.09%
Merrill Lynch Global Allocation V.I. Fund                                   24.92%            0.68%            4.00%
Merrill Lynch High Current Income V.I. Fund                                 18.41%            1.70%            2.58%
PBHG Growth II Portfolio(4)                                                 16.02%           -7.56%           -4.15%
PBHG Mid-Cap Portfolio(6)                                                   24.55%           10.81%           12.80%
PBHG Select Value Portfolio(6)                                               8.68%           -0.83%            5.43%
PBHG Technology & Communications Portfolio(4)                                35.47%          -15.01%           -7.09%
Scudder VIT EAFE(R) Equity Index Fund(5)                                    23.60%           -8.16%           -5.23%
Scudder VIT Small Cap Index Fund(5)                                         36.55%            3.06%            2.11%
Strong Opportunity Fund II(4)                                               27.22%            3.36%            8.66%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(4)                  -4.85%            2.56%            3.87%
Van Kampen UIF U.S. Real Estate Portfolio-Class I(4)                        27.72%           10.87%            8.06%



1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.



2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.



3/ From Separate Account Commencement date (12/7/95) to 12/31/2003 unless otherwise noted.



4/   From inception date of Subaccount (5/1/97) to 12/31/2003.



5/   From inception date of Subaccount (5/1/99) to 12/31/2003.



6/   From inception date of Subaccount (5/1/01) to 12/31/2003.



NON STANDARDIZED                                                                         S.E.C. FILE NOS.
AVERAGE ANNUAL TOTAL RETURN DATA                                                             33-59861
(Data reflects deduction of all recurring charges including                                  33-65409
contingent deferred sales charges and contract (or certificate)             --------------------------------------------
maintenance fees - data is the same for all Standard Contracts)                            STANDARD(1)
                                                                                           CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                           ALL PERIODS                                                                    FROM INCEPTION
                        ENDING 12/31/2003                                   1 YEAR          5 YEARS            DATE(3)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Capital Development Fund-Series I Shares(6)                        33.69%            5.34%            3.11%
AIM V.I.-Government Securities Fund- Series I Shares(6)                     -0.18%            3.78%            4.20%
AIM V.I.-Premier Equity Fund-Series I Shares(6)                             23.54%           -4.49%            4.36%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares           24.45%           -5.49%            4.72%
Dreyfus Stock Index Fund-IS                                                 26.78%           -2.09%            7.54%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                    19.67%           -0.97%            8.25%
Dreyfus V.I.F.-Growth and Income Portfolio-IS(4)                            25.01%           -1.22%            4.74%
Dreyfus V.I.F.-Developing Lenders Portfolio-IS(4)                           30.06%            5.57%            6.65%
Janus A.S.-Balanced Portfolio-Institutional Shares                          12.64%            3.44%           10.27%
Janus A.S.-Capital Appreciation Portfolio-IS(5)                             19.05%            0.44%           10.98%
Janus A.S. International Growth Portfolio-SS(6)                             32.87%            1.70%            9.14%
Janus A.S.-Mid Cap Growth Portfolio-IS                                      33.43%           -3.17%            4.00%

Janus A.S.-Worldwide Growth Portfolio-IS                                    22.46%           -1.36%            8.10%
Merrill Lynch Basic Value V.I. Fund                                         31.59%            7.93%           10.63%
Merrill Lynch Domestic Money Market V.I. Fund                               -0.39%            1.65%            2.30%
Merrill Lynch Global Allocation V.I. Fund                                   33.03%            3.06%            5.66%
Merrill Lynch High Current Income V.I. Fund                                 26.53%            3.97%            4.43%
PBHG Growth II Portfolio(4)                                                 24.15%           -4.17%           -1.24%
PBHG Mid-Cap Portfolio(6)                                                   32.65%           12.34%           14.43%
PBHG Select Value Portfolio(6)                                              16.83%            1.69%            7.27%
PBHG Technology & Communications Portfolio(4)                               43.54%          -10.32%           -3.63%
Scudder VIT EAFE(R) Equity Index Fund(5)                                    31.71%           -4.68%           -2.01%
Scudder VIT Small Cap Index Fund(5)                                         44.62%            5.20%            4.24%
Strong Opportunity Fund II(4)                                               35.32%            5.47%            9.81%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(4)                   3.35%            4.74%            5.55%
Van Kampen UIF U.S. Real Estate Portfolio-Class I(4)                        35.82%           12.40%            9.38%



1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.



2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.



3/ From Separate Account Commencement date (12/7/95) to 12/31/2003 unless otherwise noted.



4/   From inception date of Portfolio (5/1/97) to 12/31/2003.



5/   From inception date of Portfolio (8/22/97) to 12/31/2003.



6/   From inception date of Portfolio (10/1/97) to 12/31/2003.



7/   From inception date of Portfolio (8/25/97) to 12/31/2003.



8/   From inception date of Portfolio (1/2/97) to 12/31/2003.



9/   From inception date of Portfolio (3/3/97) to 12/31/2003.



10/  From inception date of Portfolio (4/30/97) to 12/31/2003.



11/  From inception date of Portfolio (5/1/98) to 12/31/2003.



12/  From inception date of Portfolio (10/28/97) to 12/31/2003.



13/  From inception date of Portfolio (11/30/98) to 12/31/2003.



NON STANDARDIZED                                                                         S.E.C. FILE NO.
AVERAGE ANNUAL TOTAL RETURN DATA                                                        33-59861 CONTRACTS
(Data reflects deduction of all recurring charges including
contingent deferred sales charges and contract (or certificate)            ---------------------------------------------
maintenance fees - data is the same for all Standard Contracts)                            ENHANCED(2)
                                                                                            CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                              ALL PERIODS                                                                 FROM INCEPTION
                           ENDING 12/31/2003                                1 YEAR          5 YEARS           DATE(3)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Capital Development Fund-Series I Shares(6)                        34.08%            5.65%            3.42%
AIM V.I.-Government Securities Fund- Series I Shares(6)                      0.12%            4.09%            4.51%
AIM V.I.-Premier Equity Fund-Series I Shares(6)                             23.90%           -4.21%            4.67%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares           24.82%           -5.21%            5.03%
Dreyfus Stock Index Fund-IS                                                 27.16%           -1.80%            7.86%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                    20.03%           -0.68%            8.58%
Dreyfus V.I.F.-Growth and Income Portfolio-IS(4)                            25.38%           -0.93%            5.05%
Dreyfus V.I.F.-Developing Lenders Portfolio-IS(4)                           30.45%            5.88%            6.97%
Janus A.S.-Balanced Portfolio-Institutional Shares                          12.98%            3.75%           10.59%
Janus A.S.-Capital Appreciation Portfolio-IS(5)                             19.40%            0.74%           11.31%
Janus A.S. International Growth Portfolio-SS(6)                             33.27%            2.00%            9.47%
Janus A.S.-Mid Cap Growth Portfolio-IS                                      33.83%           -2.88%            4.31%
Janus A.S.-Worldwide Growth Portfolio-IS                                    22.82%           -1.07%            8.42%
Merrill Lynch Basic Value V.I. Fund                                         31.98%            8.25%           10.96%
Merrill Lynch Domestic Money Market V.I. Fund                               -0.16%            1.84%            2.62%
Merrill Lynch Global Allocation V.I. Fund                                   33.42%            3.36%            5.98%
Merrill Lynch High Current Income V.I. Fund                                 26.91%            4.28%            4.74%
PBHG Growth II Portfolio(4)                                                 24.52%           -3.89%           -0.94%

PBHG Mid-Cap Portfolio(6)                                                   33.05%           12.67%           14.77%
PBHG Select Value Portfolio(6)                                              17.18%            2.00%            7.59%
PBHG Technology & Communications Portfolio(4)                               43.97%          -10.06%           -3.34%
Scudder VIT EAFE(R) Equity Index Fund(5)                                    32.10%           -4.40%           -1.72%
Scudder VIT Small Cap Index Fund(5)                                         45.05%            5.51%            4.55%
Strong Opportunity Fund II(4)                                               35.72%            5.78%           10.14%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(4)                   3.65%            5.06%            5.86%
Van Kampen UIF U.S. Real Estate Portfolio-Class I(4)                        36.22%           12.73%            9.71%



1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.



2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.



3/ From Separate Account Commencement date (12/7/95) to 12/31/2003 unless otherwise noted.



4/   From inception date of Portfolio (5/1/97) to 12/31/2003.



5/   From inception date of Portfolio (8/22/97) to 12/31/2003.



6/   From inception date of Portfolio (10/1/97) to 12/31/2003.



7/   From inception date of Portfolio (8/25/97) to 12/31/2003.



8/   From inception date of Portfolio (1/2/97) to 12/31/2003.



9/   From inception date of Portfolio (3/3/97) to 12/31/2003.



10/  From inception date of Portfolio (4/30/97) to 12/31/2003.



11/  From inception date of Portfolio (5/1/98) to 12/31/2003.



12/  From inception date of Portfolio (10/28/97) to 12/31/2003.



13/  From inception date of Portfolio (11/30/98) to 12/31/2003.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.


Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors, Inc.SM (R) ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.





                        BENEFIT UNITS - TRANSFER FORMULAS


Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

         The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

         The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)

                = UNIT1 - BU1 (trans)

         The number of Benefit Units transferred to the new Subaccount is BU2 (trans).

                BU2 (trans) = BU1 (trans) * BUV1/BUV2.

         The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)

                = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

         BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

         BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

         BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

         BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

         UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

         UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings, that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.


                              FINANCIAL STATEMENTS



The audited financial statements of the Separate Account at, and for the years ended, December 31, 2003 and 2002 and the Company's audited financial statements for the years ended December 31, 2003 and 2002 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ANNUITY INVESTORS

VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors...................................................          1

Audited Financial Statements

Statement of Assets and Liabilities - Current Year...............................          2
Statement of Operations - Current Year...........................................          4
Statement of Changes in Net Assets - Current Year................................          5
Statement of Changes in Net Assets - Prior Year..................................          6
Notes to Financial Statements....................................................          7

                         Report of Independent Auditors

CONTRACTHOLDERS OF ANNUITY INVESTORS VARIABLE ACCOUNT A
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account A (comprised of the sub accounts listed in Note 1) as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A at December 31, 2003, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP

Cincinnati, Ohio
March 26, 2004

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2003


                                                                                                           Market
                                                                            Shares          Cost           Value
                                                                        -------------   ------------   --------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
      AIM Variable Insurance Funds:
          Capital Development Fund....................................     20,189.335   $    229,663   $      256,606
          Government Securities Fund..................................     68,938.567        856,854          843,119
          Premier Equity Fund.........................................     18,195.999        337,236          368,105
      Scudder VIT Funds:
          EAFE Equity Index...........................................     30,193.804        221,151          247,891
          Equity 500 Index............................................    103,076.680      1,174,653        1,199,813
          Small Cap Index.............................................     59,584.552        622,691          729,315
      Dreyfus Variable Investment Fund:
          Appreciation Portfolio......................................    393,750.684     14,089,279       13,552,899
          Growth and Income Portfolio.................................    178,683.404      4,039,977        3,602,257
          Developing Leaders Portfolio................................    243,864.089      9,876,605        9,118,078
      Dreyfus Funds:
          Socially Responsible Growth Fund, Inc.......................    281,488.066      8,959,836        6,696,601
          Stock Index Fund............................................    722,902.045     23,062,219       20,544,876
      Janus Aspen Series:
          Mid Cap Growth Portfolio....................................    382,605.973     14,197,554        8,187,768
          Balanced Portfolio..........................................  1,242,105.206     30,506,900       28,543,578
          Capital Appreciation Portfolio..............................    173,652.919      4,199,066        3,618,927
          Worldwide Growth Portfolio..................................    754,720.844     25,049,597       19,486,892
      Janus Aspen Select Series:
          International Growth Portfolio..............................     10,845.162        199,019          248,246
      Merrill Lynch Variable Series Funds, Inc.:
          Basic Value Fund............................................    397,537.940      5,240,429        5,688,768
          Domestic Money Market Fund..................................  1,297,394.765      1,297,394        1,297,395
          Global Allocation Fund......................................     66,702.453        680,510          753,738
          High Current Income Fund....................................    234,609.517      1,796,624        1,841,685
      PBHG Insurance Series Fund, Inc.:
          Growth II Portfolio.........................................    103,903.977      1,466,477        1,021,376
          Mid Cap Portfolio...........................................    144,070.219      1,777,805        2,109,188
          Select Value Portfolio......................................     63,757.218        841,636          881,762
          Technology & Communications Portfolio ......................  2,244,543.838      5,154,759        4,893,106
      Strong Funds:
          Opportunity Fund II.........................................    300,843.925      6,132,070        5,713,026
      The Van Kampen Universal Institutional Funds, Inc.:
          Core Plus Fixed income Portfolio............................    301,467.983      3,367,040        3,478,941
          U.S. Real Estate Portfolio..................................    162,704.351      1,993,767        2,534,934
                      Total cost .....................................                  $167,370,811
---------------------------------------------------------------------------------------------------------------------
                      Total market value..............................                                    147,458,890
   Payable to the General Account (Note 4) ...........................                                            (10)
---------------------------------------------------------------------------------------------------------------------
                      Net assets......................................                                 $  147,458,880
=====================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                                DECEMBER 31, 2003


                                                                                                                       Market
                                                                                      Units         Unit Value          Value
                                                                                  -------------    -------------    -------------
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds:
   Capital Development Fund - 1 .25% series contract .....................           24,006.771    $    9.804995    $     235,386
   Capital Development Fund - 0.95% series contract ......................            2,147.132         9.883003           21,220
   Government Securities Fund - 1.25% series contract ....................           73,318.007        11.221802          822,760
   Government Securities Fund - 0.95% series contract ....................            1,799.901        11.310994           20,359
   Premier Equity Fund - 1.25% series contract ...........................           44,885.065         7.538570          338,369
   Premier Equity Fund - 0.95% series contract ...........................            3,913.332         7.598567           29,736
Scudder VIT Funds:
   EAFE Equity Index - 1.25% series contract .............................           29,711.173         7.474308          222,070
   EAFE Equity Index - 0.95% series contract .............................            3,407.013         7.578657           25,821
   Equity 500 Index - 1.25% series contract ..............................          144,435.131         8.174142        1,180,633
   Equity 500 Index - 0.95% series contract ..............................            2,314.061         8.288159           19,179
   Small Cap Index - 1.25% series contract ...............................           52,772.478        12.612134          665,574
   Small Cap Index - 0.95% series contract ...............................            4,984.431        12.788062           63,741
Dreyfus Variable Investment Fund:
   Appreciation Portfolio - 1.25% series contract ........................          657,678.472        19.100406       12,561,926
   Appreciation Portfolio - 0 95% series contract ........................           50,653.711        19.563663          990,972
   Growth and Income Portfolio - 1.25% series contract ...................          281,917.872        11.918628        3,360,074
   Growth and Income Portfolio - 0.95% series contract ...................           19,921.405        12.156933          242,183
   Developing Leaders Portfolio - 1.25% series contract ..................          560,122.890        15.186341        8,506,217
   Developing Leaders Portfolio - 0.95% series contract ..................           39,500.322        15.490036          611,861
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc. - 1.25% series contract ........          399,688.683        14.571838        5,824,199
   Socially Responsible Growth Fund, Inc. - 0.95% series contract ........           58,450.129        14.925582          872,402
   Stock Index Fund - 1.25% series contract ..............................        1,061,524.920        18.093861       19,207,084
   Stock Index Fund - 0.95% series contract ..............................           72,185.196        18.532770        1,337,792
Janus Aspen Series:
   Mid Cap Growth Portfolio - 1.25% series contract ......................          557,022.449        13.793001        7,683,011
   Mid Cap Growth Portfolio - 0.95% series contract ......................           35,727.584        14.127926          504,757
   Balanced Portfolio - 1.25% series contract ...........................         1,119,774.823        22.103519       24,750,964
   Balanced Portfolio - 0.95% series contract ............................          167,518.765        22.639931        3,792,613
   Capital Appreciation Portfolio - 1 25% series contract ................          411,653.808         8.210347        3,379,821
   Capital Appreciation Portfolio - 0.95% series contract ................           28,721.754         8.324912          239,106
   Worldwide Growth Portfolio - 1.25% series contract ....................          950,344.989        18.716398       17,787,035
   Worldwide Growth Portfolio - 0.95% series contract ....................           88,670.515        19.170490        1,699,857
Janus Aspen Select Series:
   International Growth Portfolio - 1.25% series contract ................           28,887.355         8.125022          234,710
   International Growth Portfolio - 0.95% series contract ................            1,652.746         8.189672           13,535
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Fund - 1.25% series contract ..............................          235,405.286        22.810796        5,369,782
   Basic Value Fund - 0.95% series contract ..............................           13,652.698        23.364000          318,982
   Domestic Money Market Fund - 1.25% series contract ....................          929,646.597         1.223020        1,136,976
   Domestic Money Market Fund - 0.95% series contract ....................          128,532.953         1.248072          160,418
   Global Allocation Fund - 1.25% series contract ........................           43,963.575        15.606859          686,133
   Global Allocation Fund - 0.95% series contract ........................            4,229.105        15.985507           67,604
   High Current Income Fund - 1.25% series contract ......................          122,975.371        14.173673        1,743,013
   High Current Income Fund - 0.95% series contract ......................            6,800.426        14.509685           98,672
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio - 1.25% series contract ...........................          102,255.407         9.204171          941,176
   Growth II Portfolio - 0.95% series contract ...........................            8,542.459         9.388370           80,200
   Mid Cap Portfolio - 1.25% series contract .............................          189,458.946        10.747126        2,036,139
   Mid Cap Portfolio - 0.95% series contract .............................            6,743.407        10.832611           73,049
   Select Value Portfolio - 1.25% series contract ........................          109,379.726         7.912817          865,502
   Select Value Portfolio - 0.95% series contract ........................            2,038.765         7.975756           16,261
   Technology & Communications Portfolio - 1.25% series contract .........          590,812.256         7.816494        4,618,080
   Technology & Communications Portfolio - 0.95% series contract .........           34,494.535         7.973005          275,025
Strong Funds:
   Opportunity Fund II - 1.25% series contract ...........................          289,568.792         8.014249        5,216,364
   Opportunity Fund II - 0.95% series contract ...........................           27,030.179        18.374335          496,662
The Van Kampen Universal Institutional Funds, Inc.:
   Core Plus Fixed Income Portfolio - 1.25% series contract ..............          219,636.273         4.431713        3,169,728
   Core Plus Fixed Income Portfolio - 0.95% series contract ..............           21,006.051         4.720184          309,213
   U.S. Real Estate Portfolio - 1.25% series contract ....................          119,515.647        19.408863        2,319,663
   U.S. Real Estate Portfolio - 0.95% series contract ....................           10,873.991        19.796868          215,271

         Net assets attributable to variable annuity contract holders ....                                            147,458,880
                                                                                                                    -------------
         Net assets ......................................................                                          $ 147,458.880


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                                        Net Realized
                                                                                                         Gain (Loss)
                                                       Dividends from   Mortality and       Net           on Sale of
                                                       Investments in    Expense Risk    investment     Investments in
                                                      Portfolio Shares   Fee (Note 4)   Income (Loss)  Portfolio Shares
                                                      ----------------  -------------   -------------  ----------------
AIM Variable Insurance Funds
  Capital Development Fund ........................     $         0      $     1,448     $    (1,448)    $    (2,814)
  Government Securities Fund ......................          20,391           10,825           9,566           4,688
  Premier Equity Fund .............................             990            3,409          (2,419)        (16,927)
Scudder VIT Funds:
  EAFE Equity Index ...............................           7,252            2,136           5,116         (11,882)
  Equity 500 Index ................................          12,994           13,121            (127)        (15,307)
  Small Cap Index .................................           2,827            4,730          (1,903)        (24,142)
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ..........................         172,186          144,641          27,545         (87,308)
  Growth and Income Portfolio .....................          25,794           37,626         (11,832)       (137,451)
  Developing Leaders Portfolio ....................           2,344           91,856         (89,512)       (473,631)
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. ..........           6,812           70,345         (63,533)       (252,646)
  Stock Index Fund ................................         261,977          212,690          49,287        (372,460)
Janus Aspen Series:
  Mid Cap Growth Portfolio ........................               0           85,620         (85,620)       (355,373)
  Balanced Portfolio ..............................         601,899          327,333         274,566         (75,606)
  Capital Appreciation Portfolio ..................          15,828           39,647         (23,819)       (433,858)
  Worldwide Growth  Portfolio .....................         189,271          206,573         (17,302)       (400,160)
Janus Aspen Select Series:
  International Growth Portfolio ..................           1,575            1,884            (309)         (4,949)
Merrill Lynch Variable Series Funds, Inc.:
  Basic Value Fund ................................          57,366           55,926           1,440         (48,474)
  Domestic Money Market Fund ......................           9,570           14,697          (5,127)              0
  Global Allocation Fund ..........................          19,915            6,797          13,118         (59,441)
  High Current Income Fund ........................         138,709           19,812         118,897         (95,515)
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .............................               0           10,883         (10,883)       (390,934)
  Mid Cap Portfolio ...............................               0           18,901         (18,901)        (25,790)
  Select Value Portfolio ..........................          18,001            8,071           9,930         (40,871)
  Technology & Communications Portfolio ...........               0           47,669         (47,669)     (1,495,353)
Strong Funds:
  Opportunity Fund II .............................           3,818           54,740         (50,922)       (214,774)
The Van Kampen Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio ................          26,369           38,700         (12,331)         27,964
  U.S. Real Estate Portfolio ......................               0           24,620         (24,620)         70,507
                                                        -----------      -----------     -----------     -----------
                        Totals ....................     $ 1,595,888      $ 1,554,700     $    41,188     $(4,932,507)
                                                        ===========      ===========     ===========     ===========

                                                                          Net Change
                                                                         in Unrealized                               Net
                                                                          Appreciation            Net              Increase
                                                          Realized       (Depreciation)        Gain (Loss)        (Decrease)
                                                            Gain       of Investments in   on Investments in     in Net Assets
                                                        Distributions  Portfolio Shares     Portfolio Shares    from Operations
                                                        -------------  ----------------    -----------------    ---------------
AIM Variable Insurance Funds
  Capital Development Fund ........................     $          0     $     41,624         $     38,810        $     37,362
  Government Securities Fund ......................              308          (17,798)             (12,802)             (3,236)
  Premier Equity Fund .............................                0           82,190               65,263              62,844
Scudder VIT Funds:
  EAFE Equity Index ...............................                0           61,605               49,723              54,839
  Equity 500 Index ................................                0          271,924              256,617             256,490
  Small Cap Index .................................                0          167,567              143,425             141,522
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ..........................                0        2,260,330            2,173,022           2,200,567
  Growth and Income Portfolio .....................                0          849,878              712,427             700,595
  Developing Leaders Portfolio ....................                0        2,601,778            2,128,147           2,038,635
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. ..........                0        1,629,859            1,377,213           1,313,680
  Stock Index Fund ................................                0        4,553,366            4,180,906           4,230,193
Janus Aspen Series:
  Mid Cap Growth Portfolio ........................                0        2,478,453            2,123,080           2,037,460
  Balanced Portfolio ..............................                0        3,057,633            2,982,027           3,256,593
  Capital Appreciation Portfolio ..................                0        1,036,805              602,947             579,128
  Worldwide Growth Portfolio ......................                0        3,996,756            3,596,596           3,579,294
Janus Aspen Select Series:
  International Growth Portfolio ..................                0           59,724               54,775              54,466
Merrill Lynch Variable Series Funds, Inc.:
  Basic Value Fund ................................                0        1,364,035            1,315,561           1,317,001
  Domestic Money Market Fund ......................                0                0                    0              (5,127)
  Global Allocation Fund ..........................                0          209,110              149,669             162,787
  High Current Income Fund ........................                0          353,144              257,629             376,526
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .............................                0          593,858              202,924             192,041
  Mid Cap Portfolio ...............................                0          500,330              474,540             455,639
  Select Value Portfolio ..........................                0          155,687              114,816             124,746
  Technology & Communications Portfolio ...........                0        2,958,766            1,463,413           1,415,744
Strong Funds:
  Opportunity Fund II .............................                0        1,660,633            1,445,859           1,394,937
The Van Kampen Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio ................                0           91,576              119,540             107,209
  U.S. Real Estate Portfolio ......................                0          581,064              651,571             626,951
                                                        ------------     ------------         ------------        ------------
                        Totals ....................     $        308     $ 31,599,897         $ 26,667,698        $ 26,708,886
                                                        ============     ============         ============        ============


The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
                      For The Year Ended December 31, 2003


                                                                             Changes From Operations
                                               ----------------------------------------------------------------------------------
                                                                                                     Net Change          Net
                                                                Net Realized                       in Unrealized       Increase
                                                                 Gain (Loss)                        Appreciation      (Decrease)
                                                   Net            on Sale of        Realized       (Depreciation)       in Net
                                                Investment      Investments in        Gain        of Investments in  Assets from
                                               Income (Loss)   Portfolio Shares   Distributions   Portfolio Shares    Operations
                                               -------------   ----------------   -------------   ----------------   ------------
AIM Variable Insurance Funds:
 Capital Development Fund ..................   $      (1,448)  $         (2,814)  $           0   $         41,624   $     37,362
 Government Securities Fund ................           9,566              4,688             308            (17,798)        (3,236)
 Premier Equity Fund .......................          (2,419)           (16,927)              0             82,190         62,844
Scudder VIT Funds:
 EAFE Equity Index .........................           5,116            (11,882)              0             61,605         54,839
 Equity 500 Index ..........................            (127)           (15,307)              0            271,924        256,490
 Small Cap Index ...........................          (1,903)           (24,142)              0            167,567        141,522
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................          27,545            (87,308)              0          2,260,330      2,200,567
 Growth and Income Portfolio ...............         (11,832)          (137,451)              0            849,878        700,595
 Developing leaders Portfolio ..............         (89,512)          (473,631)              0          2,601,778      2,038,635
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....         (63,533)          (252,646)              0          1,629,859      1,313,680
 Stock Index Fund ..........................          49,287           (372,460)              0          4,553,366      4,230,193
Janus Aspen Series:
 Mid Cap Growth Portfolio ..................         (85,620)          (355,373)              0          2,478,453      2,037,460
 Balanced Portfolio ........................         274,566            (75,606)              0          3,057,633      3,256,593
 Capital Appreciation Portfolio ............         (23,819)          (433,858)              0          1,036,805        579,128
 Worldwide Growth Portfolio ................         (17,302)          (400,160)              0          3,996,756      3,579,294
Janus Aspen Select Series:
 International Growth Portfolio ............            (309)            (4,949)              0             59,724         54,466
Merrill Lynch Variable Series Funds, Inc.:
 Basic Value Fund ..........................           1,440            (48,474)              0          1,364,035      1,317,001
 Domestic Money Market Fund ................          (5,127)                 0               0                  0         (5,127)
 Global Allocation Fund ....................          13,118            (59,441)              0            209,110        162,787
 High Current Income Fund ..................         118,897            (95,515)              0            353,144        376,526
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................         (10,883)          (390,934)              0            593,858        192,041
 Mid Cap Portfolio .........................         (18,901)           (25,790)              0            500,330        455,639
 Select Value Portfolio ....................           9,930            (40,871)              0            155,687        124,746
 Technology & Communications Portfolio .....         (47,669)        (1,495,353)              0          2,958,766      1,415,744
Strong Funds:
 Opportunity Fund II .......................         (50,922)          (214,774)              0          1,660,633      1,394,937
The Van Kampen Universal Institutional
 Funds, Inc.:
 Core Plus Fixed Income Portfolio ..........         (12,331)            27,964               0             91,576        107,209
 U.S. Real Estate Portfolio ................         (24,620)            70,507               0            581,064        626,951
                                               -------------   ----------------   -------------   ----------------   ------------
                       Totals                  $      41,188   $     (4,932,507)  $         308   $     31,599,897   $ 26,708,886
                                               =============   ================   =============   ================   ============

                                                            Changes From Principal Transactions
                                               ------------------------------------------------------------
                                                                            Net Transfers
                                                                              To (From)       Net Increase
                                                 Contract                    Subaccounts     in Net Assets
                                                 Purchase       Contract      and Fixed      From Principal
                                                 Payments     Redemptions      Accounts       Transactions
                                               ------------   ------------   ------------    --------------
AIM Variable Insurance Funds:
 Capital Development Fund ..................   $     65,682   $     19,036   $    100,861    $      147,507
 Government Securities Fund ................        392,878         38,451       (179,275)          175,152
 Premier Equity Fund .......................        103,097         35,268         13,390            81,219
Scudder VIT Funds:
 EAFE Equity Index .........................         45,691         17,034         18,306            46,963
 Equity 500 Index ..........................         60,938         89,749         (9,453)          (38,264)
 Small Cap Index ...........................         78,562         43,182        292,003           327,383
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................      1,419,313      1,271,077        (15,335)          132,901
 Growth and Income Portfolio ...............        331,449        259,486        (98,921)          (26,958)
 Developing leaders Portfolio ..............      1,100,707        690,917         71,987           481,777
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....        677,420        628,595        (95,580)          (46,755)
 Stock Index Fund ..........................      2,165,277      1,755,660       (142,692)          266,925
Janus Aspen Series:
 Mid Cap Growth Portfolio ..................      1,053,684        772,736       (282,790)           (1,842)
 Balanced Portfolio ........................      2,385,383      3,546,837       (814,363)       (1,975,817)
 Capital Appreciation Portfolio ............        615,649        465,478       (118,254)           31,917
 Worldwide Growth Portfolio ................      1,885,067      1,700,319     (1,000,644)         (815,896)
Janus Aspen Select Series:
 International Growth Portfolio ............         66,796         33,563         51,959            85,192
Merrill Lynch Variable Series Funds, Inc.:
 Basic Value Fund ..........................        575,477        510,289        153,789           218,977
 Domestic Money Market Fund ................        254,918        386,307         39,532           (91,857)
 Global Allocation Fund ....................        113,160         46,752        100,305           166,713
 High Current Income Fund ..................        119,549        180,840        117,054            55,763
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................        178,821        116,753        (34,273)           27,795
 Mid Cap Portfolio .........................        445,714        125,998        144,934           464,650
 Select Value Portfolio ....................        259,772         36,273         26,769           250,268
 Technology & Communications Portfolio .....        899,787        358,633        (61,757)          479,397
Strong Funds:
 Opportunity Fund II .......................        600,492        347,929        300,737           553,300
The Van Kampen Universal Institutional
 Funds, Inc.:
 Core Plus Fixed Income Portfolio ..........        733,313        274,020         75,447           534,740
 U.S. Real Estate Portfolio ................        350,985        174,754        (88,819)           87,412
                                               ------------   ------------   ------------    --------------
                       Totals                  $ 16,979,581   $ 13,925,936   $ (1,435,083)   $    1,618,562
                                               ============   ============   ============    ==============

                                                   Net
                                                 Increase       Net Assets     Net Assets
                                                (Decrease)      Beginning         End
                                               in Net Assets     of Year        of Year
                                               -------------   ------------   ------------
AIM Variable Insurance Funds:
 Capital Development Fund ..................   $     184,869   $     71,737   $    256,606
 Government Securities Fund ................         171,916        671,203        843,119
 Premier Equity Fund .......................         144,063        224,042        368,105
Scudder VIT Funds:
 EAFE Equity Index .........................         101,802        146,089        247,891
 Equity 500 Index ..........................         218,226        981,586      1,199,812
 Small Cap Index ...........................         468,905        260,410        729,315
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................       2,333,468     11,219,430     13,552,898
 Growth and Income Portfolio ...............         673,637      2,928,620      3,602,257
 Developing leaders Portfolio ..............       2,520,412      6,597,666      9,118,078
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....       1,266,925      5,429,676      6,696,601
 Stock Index Fund ..........................       4,497,118     16,047,758     20,544,876
Janus Aspen Series:
 Mid Cap Growth Portfolio ..................       2,035,618      6,152,150      8,187,768
 Balanced Portfolio ........................       1,280,776     27,262,801     28,543,577
 Capital Appreciation Portfolio ............         611,045      3,007,882      3,618,927
 Worldwide Growth Portfolio ................       2,763,398     16,723,494     19,486,892
Janus Aspen Select Series:
 International Growth Portfolio ............         139,658        108,587        248,245
Merrill Lynch Variable Series Funds, Inc.:
 Basic Value Fund ..........................       1,535,978      4,152,786      5,688,764
 Domestic Money Market Fund ................         (96,984)     1,394,378      1,297,394
 Global Allocation Fund ....................         329,500        424,237        753,737
 High Current Income Fund ..................         432,289      1,409,396      1,841,685
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................         219,836        801,540      1,021,376
 Mid Cap Portfolio .........................         920,289      1,188,899      2,109,188
 Select Value Portfolio ....................         375,014        506,749        881,763
 Technology & Communications Portfolio .....       1,895,141      2,997,964      4,893,105
Strong Funds:
 Opportunity Fund II .......................       1,948,237      3,764,789      5,713,026
The Van Kampen Universal Institutional
 Funds, Inc.:
 Core Plus Fixed Income Portfolio ..........         641,949      2,836,992      3,478,941
 U.S. Real Estate Portfolio ................         714,363      1,820,571      2,534,934
                                               -------------   ------------   ------------
                       Totals                  $  28,327,448   $119,131,432   $147,458,880
                                               =============   ============   ============


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                        STATEMENT OF CHANGES NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                       Changes From Operations
                                            -----------------------------------------------------------------------------
                                                                                               Net Charge         Net
                                                            Net Realized                     in Unrealized     Increase
                                                              Gain (Loss)                     Appreciation     (Decrease)
                                               Net           on Sale of       Realized      (Depreciation)      in Net
                                            Investment     Investments in       Gain       of Investments in  Assets from
                                            Income(Loss)  Portfolio Shares  Distributions  Portfolio Shares    Operations
                                            ------------  ----------------  -------------  -----------------  ------------
AIM Variable Insurance Funds:
  Capital Development Fund ..............    $     (643)    $     (5,689)     $      0     $      (15,841)    $    (22,173)
  Government Securities Fund ............         8,104           11,887             0              6,327           26,318
  Value Fund ............................        (1,459)         (23,828)            0            (49,648)         (74,935)
Deutsche Asset Management VIT Funds:
  EAFE Equity Index .....................           177          (84,269)            0             33,169          (50,923)
  Equity 500 Index ......................        (2,369)        (267,922)            0             28,921         (241,370)
  Small Cap Index .......................        (1,438)         (26,077)          152            (49,721)         (77,084)
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ................       (15,886)         141,632             0         (2,659,759)      (2,534,013)
  Growth and Income Portfolio ...........       (20,764)        (129,314)            0           (943,333)      (1,093,411)
  Developing Leaders Portfolio ..........       (87,049)        (703,556)            0           (875,824)      (1,666,429)
Dreyfus Funds:
  Socially Responsible Growth
  Fund, Inc .............................       (67,204)        (482,265)            0         (1,965,850)      (2,515,319)
  Stock Index Fund ......................        25,675         (509,994)            0         (4,735,460)      (5,219,779)
Janus Aspen Series:
  Mid Cap Growth Portfolio ..............       (83,918)        (218,005)            0         (2,217,472)      (2,519,395)
  Balanced Portfolio ....................       389,622          750,414             0         (3,709,452)      (2,569,416)
  Capital Appreciation Portfolio ........       (20,292)        (338,169)            0           (230,477)        (588,938)
  Worldwide Growth Portfolio ............       (63,239)         148,835             0         (6,422,032)      (6,336,436)
Janus Aspen Series:
  International Growth Portfolio ........          (106)          (1,490)            0            (10,718)         (12,314)
Merrill Lynch Variable Series Funds Inc.:
  Basic Value Fund ......................        39,212         (201,514)            0           (834,003)        (996,305)
  Domestic Money Market Fund ............         2,844                0             0                  0            2,844
  Global Allocation Fund ................        10,504          (33,838)            0            (16,126)         (39,460)
  High Current Income Fund ..............       147,115         (169,496)            0            (10,656)         (33,037)
PBHG Insurance Series Fund Inc.:
  Growth Portfolio ......................       (11,011)        (413,250)            0             67,529         (356,732)
  Mid Cap Portfolio .....................       (12,799)         (34,055)            0           (193,565)        (240,419)
  Select Value Portfolio ................          (878)         (51,377)            0           (114,425)        (166,680)
  Technology & Communications Portfolio .       (46,468)     (12,475,604)            0          9,335,099       (3,186,973)
Strong Funds:
  Opportunity Fund II ...................       (36,579)        (286,428)       81,555         (1,299,095)      (1,540,547)
The Van Kampen Universal Institutional
    Funds, Inc.:
  Fixed Income Portfolio ................        71,783           43,523        26,755              9,127          151,188
  U.S. Real Estate Portfolio ............        36,789           72,694        41,490           (211,254)         (60,281)
                                             ----------     ------------      --------     --------------     ------------
        Totals ..........................    $  259,723     $(15,287,155)     $149,952     $  (17,084,539)    $(31,962,019)
                                             ==========     ============      ========     ==============     ============

                                                           Changes From Principal Transactions
                                             -------------------------------------------------------------
                                                                           Net Transfers
                                                                             To (From)       Net Increase
                                               Contract                     Subaccounts     in Net Assets
                                               Purchase      Contract        and Fixed      From Principal
                                               Payments     Redemptions       Accounts       Transactions
                                             -----------   -------------   -------------    --------------
AIM Variable Insurance Funds:
  Capital Development Fund ..............    $    43,858   $       3,797    $     40,154    $       80,215
  Government Securities Fund ............        167,786         159,567         553,958           562,177
  Value Fund ............................        131,504          11,007          27,571           148,068
Deutsche Asset Management VIT Funds:
  EAFE Equity Index .....................         51,019          20,776         (23,999)            6,244
  Equity 500 Index ......................        102,363          43,327         (92,471)          (33,435)
  Small Cap Index .......................         61,720           9,655          10,194            62,259
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ................      1,973,887       1,636,581        (656,200)         (318,894)
  Growth and Income Portfolio ...........        475,063         457,166        (126,260)         (108,363)
  Developing Leaders Portfolio ..........      1,367,190         996,496         (35,533)          335,161
Dreyfus Funds:
  Socially Responsible Growth
  Fund, Inc .............................      1,155,785         856,238        (889,279)         (589,732)
  Stock Index Fund ......................      3,020,201       2,333,711      (1,772,758)       (1,086,268)
Janus Aspen Series:
  Mid Cap Growth Portfolio ..............      1,696,029         979,636        (688,146)           28,247
  Balanced Portfolio ....................      3,799,784       4,852,726      (3,071,083)       (4,124,025)
  Capital Appreciation Portfolio ........        956,088         305,436        (394,437)          256,215
  Worldwide Growth Portfolio ............      3,104,431       2,528,908      (2,195,027)       (1,619,504)
Janus Aspen Series:
  International Growth Portfolio ........         30,918             939          83,160           113,139
Merrill Lynch Variable Series Funds Inc.:
  Basic Value Fund ......................        705,292         468,803        (159,360)           77,129
  Domestic Money Market Fund ............        329,443         355,503           2,020           (24,040)
  Global Allocation Fund ................         75,560          40,051          16,659            52,168
  High Current Income Fund ..............        135,436         262,623          37,932           (89,255)
PBHG Insurance Series Fund Inc.:
  Growth Portfolio ......................        279,319         114,865        (129,652)           34,802
  Mid Cap Portfolio .....................        430,472         115,006         687,232         1,002,698
  Select Value Portfolio ................        271,306          59,374         105,327           317,259
  Technology & Communications Portfolio .      1,372,845         497,669        (323,453)          551,723
Strong Funds:
  Opportunity Fund II ...................        840,592         471,071        (173,990)          195,531
The Van Kampen Universal Institutional
    Funds, Inc.:
  Fixed Income Portfolio ................        557,839         572,419         396,735           382,155
  U.S. Real Estate Portfolio ............        350,804         181,347         240,302           409,759
                                             -----------   -------------    ------------    --------------
        Totals ..........................    $23,486,534   $  18,334,697    $ (8,530,404)   $   (3,378,567)
                                             ===========   =============    ============    ==============

                                                 Net
                                              Increase       Net Assets     Net Assets
                                              (Decrease)     Beginning         End
                                            in Net Assets     of Year        of Year
                                            -------------   ------------   -------------
AIM Variable Insurance Funds:
  Capital Development Fund ..............   $      58,042   $     13,695   $      71,737
  Government Securities Fund ............         588,495         82,708         671,203
  Value Fund ............................          73,133        150,909         224,042
Deutsche Asset Management VIT Funds:
  EAFE Equity Index .....................         (44,679)       190,768         146,089
  Equity 500 Index ......................        (274,805)     1,256,391         981,586
  Small Cap Index .......................         (14,825)       275,235         260,410
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ................      (2,852,907)    14,072,337      11,219,430
  Growth and Income Portfolio ...........      (1,201,774)     4,130,394       2,928,620
  Developing Leaders Portfolio ..........      (1,331,268)     7,928,934       6,597,666
Dreyfus Funds:
  Socially Responsible Growth
  Fund, Inc .............................      (3,105,051)     8,534,727       5,429,676
  Stock Index Fund ......................      (6,306,047)    22,353,805      16,047,758
Janus Aspen Series:
  Mid Cap Growth Portfolio ..............      (2,491,148)     8,643,298       6,152,150
  Balanced Portfolio ....................      (6,693,441)    33,956,242      27,262,801
  Capital Appreciation Portfolio ........        (332,723)     3,340,605       3,007,882
  Worldwide Growth Portfolio ............      (7,955,940)    24,679,434      16,723,494
Janus Aspen Series:
  International Growth Portfolio ........         100,825          7,762         108,587
Merrill Lynch Variable Series Funds Inc.:
  Basic Value Fund ......................        (919,176)     5,071,962       4,152,786
  Domestic Money Market Fund ............         (21,196)     1,415,574       1,394,378
  Global Allocation Fund ................          12,708        411,529         424,237
  High Current Income Fund ..............        (122,292)     1,531,688       1,409,396
PBHG Insurance Series Fund Inc.:
  Growth Portfolio ......................        (321,930)     1,123,470         801,540
  Mid Cap Portfolio .....................         762,279        426,620       1,188,899
  Select Value Portfolio ................         150,579        356,170         506,749
  Technology & Communications Portfolio .      (2,635,250)     5,633,214       2,997,964
Strong Funds:
  Opportunity Fund II ...................      (1,345,016)     5,109,805       3,764,789
The Van Kampen Universal Institutional
    Funds, Inc.:
  Fixed Income Portfolio ................         533,343      2,303,649       2,836,992
  U.S. Real Estate Portfolio ............         349,478      1,471,093       1,820,571
                                            -------------   ------------   -------------
        Totals ..........................   $ (35,340,586)  $154,472,018   $ 119,131,432
                                            =============   ============   =============


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003

(1)      GENERAL

         Annuity Investors Variable Account A (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

         Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

         At December 31, 2003, the following investment options were available:

              AIM V.I.:

                  -        Capital Development Fund

                  -        Government Securities Fund

                  -        Premier Equity Fund

              SCUDDER VIT FUNDS:

                  -        EAFE Equity Index

                  -        Equity 500 Index

                  -        Small Cap Index

              THE DREYFUS VARIABLE INVESTMENT FUND:

                  -        Appreciation Portfolio

                  -        Growth and Income Portfolio

                  -        Developing Leaders Portfolio

              DREYFUS FUNDS:

                  -        Socially Responsible Growth Fund, Inc.

                  -        Stock Index Fund

              JANUS ASPEN SERIES:

                  -        Mid Cap Growth Portfolio

                  -        Balanced Portfolio

                  -        Capital Appreciation Portfolio

                  -        Worldwide Growth Portfolio

              JANUS ASPEN SELECT SERIES:

                  -        International Growth Portfolio

              MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:

                  -        Basic Value Fund

                  -        Domestic Money Market Fund

                  -        Global Allocation Fund

                  -        High Current Income Fund

              PBHG INSURANCE SERIES FUND, INC.:

                  -        Growth II Portfolio

                  -        Mid Cap Portfolio

                  -        Select Value Portfolio

                  -        Technology & Communications Portfolio

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                               DECEMBER 31, 2003

              STRONG FUNDS:

                  -        Opportunity Fund II

              THE VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

                  -        Core Plus Fixed Income Portfolio

                  -        U.S. Real Estate Portfolio

         No variable sub-accounts were added or deleted from the account in 2003 or 2002.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION

         The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

         Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation.

         INVESTMENTS

         Investments are valued using the net asset value of the respective portfolios, which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

         Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

         FEDERAL INCOME TAXES

         No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS

         The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
         (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                               DECEMBER 31, 2003

(3)      PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

         The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31,2003 are as follows:

                                                                2003
                                               ------------------------------------
                                                  Cost of                Proceeds
                                                 Purchases              from Sales
                                               ------------             -----------
AIM Variable Insurance Funds:
 Capital Development Fund                      $    167,432             $    21,372
 Government Securities Fund                         563,736                 378,709
 Premier Equity Fund                                140,580                  61,780
Scudder VIT Funds:
 EAFE Equity Index                                   75,845                  23,765
 Equity 500 Index                                    59,428                  97,819
 Small Cap Index                                    417,851                  92,371
Dreyfus Variable Investment Fund:
 Appreciation Portfolio                           1,145,545                 985,096
 Growth and Income Portfolio                        340,332                 379,121
 Developing Leaders Portfolio                       955,053                 562,788
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc.             481,631                 591,919
 Stock Index Fund                                 1,812,444               1,496,232
Janus Aspen Series:
 Mid Cap Growth Portfolio                           628,119                 715,581
 Balanced Portfolio                               1,834,744               3,535,995
 Capital Appreciation Portfolio                     462,708                 454,610
 Worldwide Growth Portfolio                         976,845               1,810,043
Janus Aspen Select Series:
 International Growth Portfolio                     130,754                  45,870
Merrill Lynch Variable Series Funds, Inc.:
 Basic Value Fund                                   694,380                 473,959
 Domestic Money Market Fund                         760,167                 857,150
 Global Allocation Fund                             320,157                 140,322
 High Current Income Fund                           488,848                 314,188
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio                                191,891                 174,979
 Mid Cap Portfolio                                  768,922                 323,173
 Select Value Portfolio                             381,201                 121,005
 Technology & Communications Portfolio              917,715                 485,986
Strong Funds:
 Opportunity Fund II                              1,004,102                 501,724
The Van Kampen Universal Institutional
Funds, Inc.:
 Core Plus Fixed Income Portfolio                   920,891                 398,482
 U.S. Real Estate Portfolio                         430,561                 367,769
                                               ------------             -----------
      Total                                    $ 17,071,882             $15,411,808
                                               ------------             -----------

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31,2003

(4)      DEDUCTIONS AND EXPENSES

         Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

         The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

         The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the 1.25% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $1,448,233 for the year ended December 31, 2003.

         In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the 0.95% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $106,467 for the year ended December 31, 2003.

         Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the number of years the purchase payment has been held.

         In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $ 124,725 for the year ended December 31, 2003.

(5)      OTHER TRANSACTIONS WITH AFFILIATES

         Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                               DECEMBER 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING


                                                                            Units                                        Units
                                                                         Outstanding        Units        Units        Outstanding
                                                                          12/31/2002      Purchased     Redeemed      12/31/2003
                                                                        -------------   ------------   -----------   -------------
AIM Variable Insurance Funds:
   Capital Development Fund - 1.25% series contract .................       9,315.310     17,788.129     3,096.668      24,006.771
   Capital Development Fund - 0.95% series contract .................         463.541      1,683.627         0.036       2,147.132
   Government Securities Fund - 1.25% series contract ...............      52,956.035     59,309.506    38,947.534      73,318.007
   Government Securities Fund - 0.95% series contract ...............       6,716.927      3,344.931     8,261.957       1,799.901
   Premier Equity Fund - 1.25% series contract ......................      32,720.262     21,590.945     9,426.142      44,885.065
   Premier Equity Fund - 0.95% series contract ......................       3,974.692      1,773.070     1,834.430       3,913.332
Scudder VIT Funds:
   EAFE Equity Index - 1.25% series contract ........................      21,893.699     10,591.052     2,773.578      29,711.173
   EAFE Equity Index - 0.95% series contract ........................       3,807.698      1,295.894     1,696.579       3,407.013
   Equity 500 Index - 1.25% series contract .........................     148,684.290      9,218.983    13,468.142     144,435.131
   Equity 500 Index - 0.95% series contract .........................       3,278.448        131.174     1,095.561       2,314.061
   Small Cap Index - 1.25% series contract ..........................      27,311.752     37,744.141    12,283.415      52,772.478
   Smell Cap Index - 0.95% series contract ..........................       2,520.921      4,492.595     2,029.085       4,984.431
Dreyfus Variable Investment Fund:
   Appreciation Portfolio - 1.25% series contract ...................     649,672.388    111,588.149   103,582.065     657,678.472
   Appreciation Portfolio - 0.95% series contract ...................      52,178.863      3,192.568     4,717.720      50,653.711
   Growth and Income Portfolio - 1.25% series contract ..............     285,588.684     44,341.199    48,012.011     281,917.872
   Growth and Income Portfolio - 0.95% series contract ..............      21,222.738      2,057.649     3,358.982      19,921.405
   Developing Leaders Portfolio - 1.25% series contract .............     525,168.199    115,833.165    80,878.474     560,122.890
   Developing Leaders Portfolio - 0.95% series contract .............      39,239.004     10,759.451    10,498.133      39,500.322
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc. - 1.25% series contract ...     400,039.410     66,504.070    66,854.797     399,688.683
   Socially Responsible Growth Fund, Inc. - 0.95% series contract ...      62,353.466      1,232.704     5,136.041      58,450.129
   Stock Index Fund - 1.25% series contract .........................   1,048,558.048    193,496.789   180,529.917   1,061,524.920
   Stock Index Fund - 0.95% series contract .........................      74,299.938      6,777.399     8,892.141      72,185.196
Janus Aspen Series:
   Mid Cap Growth Portfolio - 1.25% series contract .................     555,763.371     98,617.975    97,358.897     557,022.449
   Mid Cap Growth Portfolio - 0.95% series contract .................      38,583.187      7,667.960    10,523.563      35,727.584
   Balanced Portfolio - 1.25% series contract .......................   1,204,456.110    161,628.603   246,309.890   1,119,774.823
   Balanced Portfolio - 0.95% series contract .......................     181,043.972      8,846.377    22,371.584     167,518.765
   Capital Appreciation Portfolio - 1.25% series contract ...........     401,314.243     94,264.856    83,925.291     411,653.808
   Capital Appreciation Portfolio- 0.95% series contract ............      34,443.755      2,026.928     7,748.929      28,721.754
   Worldwide Growth Portfolio - 1.25% series contract ...............     989,812.242    132,799.832   172,267.085     950,344.989
   Worldwide Growth Portfolio - 0.95% series contract ...............     102,239.939      7,841.025    21,410.449      88,670.515
Janus Aspen Select Series:
   International Growth Portfolio - 1.25% series contract ...........      16,350.309     19,770.798     7,233.752      28,887.355
   International Growth Portfolio - 0.95% series contract ...........       1,400.690        290.606        38.550       1,652.746
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Fund - 1.25% series contract .........................     224,789.902     52,300.510    41,685.126     235,405.286
   Basic Value Fund - 0.95% series contract .........................      14,468.372      1,289.627     2,105.301      13,652.698
   Domestic Money Market Fund - 1.25% series contract ...............   1,036,231.114    500,522.016   607,106.533     929,646.597
   Domestic Money Market Fund - 0.95% series contract ...............      97,349.642    263,765.482   232,582.171     128,532.953
   Global Allocation Fund - 1.25% series contract ...................      32,762.255      24,134.06    12,932.740      43,963.575
   Global Allocation Fund - 0.95% series contract ...................       3,327.903      1,142.516       241.314       4,229.105
   High Current Income Fund - 1.25% series contract .................     121,073.352     45,611.361    43,709.342     122,975.371
   High Current Income Fund - 0.95% series contract .................       4,653.273      2,649.757       502.604       6,800.426
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio - 1.25% series contract ......................      97,775.970     28,751.303    24,271.866     102,255.407
   Growth II Portfolio - 0.95% series contract ......................      10,168.750        684.259     2,310.550       8,542.459
   Mid Cap Portfolio - 1.25% series contract ........................     141,029.184    100,599.933    52,170.171     189,458.946
   Mid Cap Portfolio - 0.95% series contract ........................       5,692.082      3,520.381     2,469.056       6,743.407
   Select Value Portfolio - 1.25% series contract ..................       73,177.927     58,433.696    22,231.897     109,379.726
   Select Value Portfolio - 0.95% series contract ...................       1,635.575        731.900       328.710       2,038.765
   Technology & Communications Portfolio - 1.25% series contract ....     515,305.573    190,982.321   115,475.638     590,812.256
   Technology & Communications Portfolio - 0.95% series contract ....      34,653.760     23,770.989    23,930.214      34,494.535
Strong Funds:
   Opportunity Fund II - 1.25% series contract ......................     258,074.757     84,750.826    53,256.791     289,568.792
   Opportunity Fund II - 0.95% series contract ......................      24,310.363     10,049.607     7,329.791      27,030.179
The Van Kampen Universal Institutional Funds Inc.:
   Core Plus Fixed Income Portfolio - 1.25% series contract .........     178,024.707     83,654.736    42,043.170     219,636.273
   Core Plus Fixed Income Portfolio - 0.95% series contract .........      24,714.435      4,744.523     8,452.907      21,006.051
   U.S. Real Estate Portfolio - 1.25% series contract ...............     114,756.919     33,015.425    28,256.697     119,515.647
   U.S. Real Estate Portfolio - 0.95% series contract ...............      12,428.315      2,064.584     3,618.908      10,873.991

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6)      CHANGES IN UNITS OUTSTANDING


                                                                         Units                                          Units
                                                                      Outstanding        Units           Units        Outstanding
                                                                      12/31/2001       Purchased       Redeemed       12/31/2002
                                                                     -------------   -------------   -------------   -------------
AIM Variable Insurance Funds.:
  Capital Development Fund - 1.25% series contract ................      1,234.008      10,947.280       2,865.978       9,315.310
  Capital Development Fund - 0.95% series contract ................        215.954         693.899         446.312         463.541
  Government Securities Fund - 1.25% series contract ..............      5,714.204      76,095.735      28,853.904      52,956.035
  Government Securities Fund  - 0.95% series contract .............      2,244.875       4,566.701          94.649       6,716.927
  Premier Equity Fund - 1.25% series contract .....................     15,980.246      21,868.789       5,128.773      32,720.262
  Premier Equity Fund - 0.95% series contract .....................      1,051.335       3,935.149       1,011.792       3,974.692
Scudder VIT Funds:
  EAFE Equity Index - 1.25% series contract .......................     21,349.399      17,416.044      16,871.745      21,893.699
  EAFE Equity Index - 0.95% series contract .......................      4,643.915       2,121.938       2,958.154       3,807.698
  Equity 500 Index  - 1.25% series contract .......................    144,467.600      13,535.237       9,318.547     148,684.290
  Equity 500 Index - 0.95% series contract ........................      4,764.187       1,354.050       2,839.789       3,278.448
  Small Cap Index - 1.25% series contract .........................     22,866.676      15,883.579      11,438.503      27,311.752
  Small Cap Index  - 0.95% series contract ........................      1,872.634       1,502.453         854.166       2,520.921
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - 1.25% series contract ..................    653,512.152     128,860.842     132,700.606     649,672.388
  Appreciation Portfolio  - 0.95% series contract .................     70,468.321      13,269.825      31,559.283      52,178.863
  Growth And Income Portfolio  - 1.25% series contract ............    291,697.672      60,685.930      66,794.918     285,588.684
  Growth And Income Portfolio - 0.95% series contract .............     27,413.238       6,819.605      13,010.105      21,222.738
  Small Cap Portfolio - 1.25% series contract .....................    497,011.585     135,345.652     107,189.038     525,168.199
  Small Cap Portfolio - 0.95% series contract .....................     44,803.439      12,282.761      17,847.196      39,239.004
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. - 1.25% series contract ..    434,635.915      77,873.155     112,469.660     400,039.410
  Socially Responsible Growth Fund, Inc. - 0.95% series contract ..     75,498.440      12,804.581      25,949.555      62,353.466
  Stock Index Fund - 1.25% series contract ........................  1,109,281.281     213,925.774     274,649.007   1,048,558.048
  Stock Index Fund - 0.95% series contract ........................     90,073.242      21,930.908      37,704.212      74,299.938
Janus Aspen Series:
  Aggressive Growth Portfolio - 1.25% series contract .............    546,207.775     142,487.061     132,931.465     555,763.371
  Aggressive Growth Portfolio - 0.95% series contract .............     48,050.435      14,629.402      24,096.650      38,583.187
  Balanced Portfolio - 1.25% series contract ......................  1,333,874.478     198,632.943     328,051.311   1,204,456.110
  Balanced Portfolio - 0.95% series contract ......................    260,316.867      35,657.351     114,930.246     181,043.972
  Capital Appreciation Portfolio - 1.25% series contract ..........    362,749.000     128,587.872      90,022.629     401,314.243
  Capital Appreciation Portfolio - 095% series contract ...........     40,351.889      11,908.113      17,816.247      34,443.755
  Worldwide Growth Portfolio  - 1.25% series contract .............  1,054,009.275     180,567.717     244,764.750     989,812.242
  Worldwide Growth Portfolio  - 0.95% series contract .............    131,698.513      48,932.255      78,390.829     102,239.939
Janus Aspen Select Series:
  International Growth Portfolio - 1.25% series contract ..........        667.414      16,025.669         342.774      16,350.309
  International Growth Portfolio - 0.95% series contract ..........        262.813       1,366.878         229.001       1,400.690
Merrill Lynch Variable Series Funds, Inc.:
  Basic Value Focus Fund - 1.25% series contract ..................    220,538.862      59,965.739      55,714.699     224,789.902
  Basic Value Focus Fund - 0.95% series contract ..................     16,787.723       3,645.014       5,964.365      14,468.372
  Domestic Money Market Fund - 1.25% series contract ..............  1,058,892.677   1,067,003.664   1,089,665.227   1,036,231.114
  Domestic Money Market Fund - 0.95% series contract ..............     94,401.066     519,274.733     516,326.157      97,349.642
  Global Allocation Fund - 1.25% series contract ..................     28,565.341      10,304.181       6,107.267      32,762.255
  Global Allocation Fund - 0.95% series contract ..................      3,198.649         988.662         859.408       3,327.903
  High Current Income Fund - 1.25% series contract ................    128,766.852      30,201.449      37,894.949     121,073.352
  High Current Income Fund - 0.95% series contract ................      4,231.419       1,028.678         606.824       4,653.273
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio - 1.25% series contract .....................     91,885.173      32,031.144      26,140.347      97,775.970
  Growth II Portfolio  - 0.95% series contract ....................     12,073.001       4,974.634       6,878.885      10,168.750
  Mid Cap Value Portfolio  - 1.25% series contract ................     37,028.918     153,628.752      49,628.486     141,029.184
  Mid Cap Value Portfolio - 0.95% series contract .................      5,265.692       8,220.433       7,794.043       5,692.082
  Select Value Portfolio - 1.25% series contract ..................     36,523.745      75,268.742      38,614.560      73,177.927
  Select Value Portfolio - 0.95% series contract ..................      2,389.527       1,915.663       2,669.615       1,635.575
  Technology & Communications Portfolio  - 1.25% series contract ..    423,362.421     222,459.907     130,516.755     515,305.573
  Technology & Communications Portfolio - 0.95% series contract ...     46,082.723      10,897.697      22,326.660      34,653.760
Strong Funds:
  Opportunity Fund II - 1.25% series contract ......................   249,224.634      77,497.527      68,647.404     258,074.757
  Opportunity Fund II - 0.95% series contract ......................    27,807.522       8,076.677      11,573.836      24,310.363
The Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio - 1.25% series contract .........   145,193.003     102,034.862      69,203.158     178,024.707
  Core Plus Fixed Income Portfolio - 0.95% series contract .........    29,266.032       8,080.290      12,631.887      24,714.435
  U.S. Real Estate Portfolio - 1.25% series contract ...............    92,598.879      56,427.481      34,269.441     114,756.919
  U.S. Real Estate Portfolio - 0.95% series contract ...............     8,156.784       8,127.573       3,856.042      12,428.315

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(7)      UNIT VALUES AND FINANCIAL HIGHLIGHTS


                                                       At December 31, 2003                    Year Ended December 31, 2003
                                            ----------------------------------------- ---------------------------------------------
                                            Units        Unit Value        Net Assets   Investment     Expenses Ratio  Total Return
               Subaccount                   (000s)          Range            (000s)   Income Ratio(1)    Range (2)      Range (3)
------------------------------------------  ------ ----------------------- ---------- ---------------  --------------  ------------
AIM Variable Insurance Funds:
  Capital Development Fund ...............      26 $  9.804995 $ 9.883003  $      257            0.00% 0.95%     1.25% 33.69% 34.09%
  Government Securities Fund .............      75   11.221802  11.310994         843            2.69% 0.95%     1.25% -0.18%  0.12%
  Premier  Equity Fund ...................      49    7.538570   7.598567         368            0.33% 0.95%     1.25% 23.54% 23.90%
Scudder VIT Funds:
  EAFE Equity Index ......................      33    7.474308   7.578657         248            3.68% 0.95%     1.25% 31.71% 32.10%
  Equity 500 Index .......................     147    8.174142   8.288159       1,200            1.19% 0.95%     1.25% 26.58% 26.95%
  Small Cap Index ........................      58   12.612134  12.788062         729            0.57% 0.95%     1.25% 44.62% 45.05%
Dreyfus Variable Investment Fund:
  Appreciation Portfolio                       708   19.100406  19.563663      13,553            1.39% 0.95%     1.25% 19.67% 20.03%
  Growth and Income Portfolio ............     302   11.918628  12.156933       3,602            0.79% 0.95%     1.25% 25.01% 25.38%
  Developing Leaders Portfolio ...........     600   15.186341  15.490036       9,118            0.03% 0.95%     1.25% 30.07% 30.45%
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc ..     458   14.571838  14.925582       6,697            0.11% 0.95%     1.25% 24.45% 24.82%
  Stock Index Fund .......................   1,134   18.093861  18.532770      20,545            1.43% 0.95%     1.25% 26.78% 27.16%
Janus Aspen Series:
  Mid Cap Growth Portfolio ...............     593   13.793001  14.127926       8,188            0.00% 0.95%     1.25% 33.44% 33.83%
  Balanced Portfolio .....................   1,287   22.103519  22.639931      28,544            2.16% 0.95%     1.25% 12.64% 12.98%
  Capital Appreciation Portfolio .........     440    8.210347   8.324912       3,619            0.48% 0.95%     1.25% 19.05% 19.40%
  Worldwide Growth Portfolio .............   1,039   18.716398  19.170490      19,487            1.05% 0.95%     1.25% 22.46% 22.83%
Janus Aspen Select Series:
  International Growth Portfolio .........      31    8.125022   8.189672         248            0.88% 0.95%     1.25% 32.87% 33.27%
Merrill Lynch Variable Series Funds, Inc.:
  Basic Value Fund .......................     249   22.810796  23.364000       5,689            1.17% 0.95%     1.25% 31.59% 31.98%
  Domestic Money Market Fund .............   1,058    1.223020   1.248072       1,297            0.71% 0.95%     1.25% -0.42% -0.18%
  Global Allocation Fund .................      48   15.606859  15.985507         754            3.38% 0.95%     1.25% 33.03% 33.42%
  High Current Income Fund ...............     130   14.173673  14.509685       1,842            8.53% 0.95%     1.25% 26.53% 26.91%
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio ....................     111    9.204171   9.388370       1,021            0.00% 0.95%     1.25% 24.15% 24.52%
  Mid Cap Portfolio ......................     196   10.747126  10.832611       2,109            0.00% 0.95%     1.25% 32.66% 33.05%
  Select Value Portfolio .................     111    7.912817   7.975756         882            2.59% 0.95%     1.25% 16.83% 17.18%
  Technology & Communications Portfolio ..     625    7.816494   7.973005       4,893            0.00% 0.95%     1.25% 43.54% 43.97%
Strong Funds:
  Opportunity Fund II ....................     317   18.014249  18.374335       5,713            0.08% 0.95%     1.25% 35.32% 35.72%
The Van Kampen Universal Institutional
  Funds, Inc.:
  Core Plus Fixed Income Portfolio .......     241   14.431713  14.720184       3,479            0.83% 0.95%     1.25%  3.35%  3.65%
  U.S. Real Estate Portfolio .............     130   19.408863  19.796868       2,535            0.00% 0.95%     1.25% 35.82% 36.22%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted SOP 03-5 for the period ended December 31, 2003.
      As permitted by SOP 03-5, the Company has not restated financial highlight data for prior periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(7)      UNIT VALUES AND FINANCIAL HIGHLIGHTS - CONTINUED

                                              At December 31, 2002                         Year Ended December 31, 2002
                                    --------------------------------------- --------------------------------------------------------

                                    Units        Unit Value      Net Assets  Investment        Expenses Ratio        Total Return
           Subaccount               (000s)  Lowest  to  Highest    (000s)   Income Ratio (1) Lowest to Highest (2) Lowest to Highest
----------------------------------- ------ ---------- ---------- ---------- ------------     -----------------     -----------------
AIM Variable Insurance Funds:
  Capital Development Fund ........     10 $ 7.334169 $ 7.370640 $       72      0.00%        0.95%     1.25%      -22.33%   -22.10%
  Government Securities Fund ......     60  11.241738  11.297507        671      3.64%        0.95%     1.25%        8.24%     8.56%
  Premier Equity Fund .............     37   6.102239   6.132598        224      0.79%        0.95%     1.25%      -31.12%   -30.92%
Scudder VIT Funds:
  EAFE Equity Index ...............     26   5.674858   5.737051        146      2.92%        0.95%     1.25%      -22.57%   -22.34%
  Equity 500 Index ................    152   6.457855   6.528559        982      2.10%        0.95%     1.25%      -23.28%   -23.05%
  Small Cap Index .................     30   8.720926   8.816430        260      0.98%        0.95%     1.25%      -21.57%   -21.33%
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ..........    702  15.960299  16.299009     11,219      2.43%        0.95%     1.25%      -17.74%   -17.50%
  Growth and Income Portfolio .....    307   9.534145   9.695996      2,929      1.02%        0.95%     1.25%      -26.25%   -26.03%
  Developing Leaders Portfolio ....    564  11.675766  11.874026      6,598      0.10%        0.95%     1.25%      -20.12%   -19.88%
Dreyfus Funds:
  Socially Responsible Growth Fund,
    Inc. ..........................    462  11.709016  11.957769      5,430      0.15%        0.95%     1.25%      -29.82%   -29.62%
  Stock Index Fund ................  1,123  14.271840  14.574778     16,048      2.54%        0.95%     1.25%      -23.32%   -23.09%
Janus Aspen Series:
  Mid Cap Growth Portfolio ........    594  10.336855  10.556531      6,152      0.00%        0.95%     1.25%      -28.83%   -28.61%
  Balanced Portfolio ..............  1,386  19.622780  20.039462     27,263      4.16%        0.95%     1.25%       -7.60%    -7.33%
  Capital Appreciation Portfolio ..    436   6.896673   6.972208      3,008      0.15%        0.95%     1.25%      -16.71%   -16.47%
  Worldwide Growth Portfolio ......  1,092  15.283446  15.607910     16,723      2.18%        0.95%     1.25%      -26.42%   -26.20%
Janus Aspen Select Series:
  International Growth Portfolio ..     18   6.114832   6.145252        109      0.00%        0.95%     1.25%      -26.68%   -26.46%
Merrill Lynch Variable Series
  Funds, Inc.:
  Basic Value Fund ................    239  17.334671  17.702540      4,153      0.66%        0.95%     1.25%      -18.78%   -18.54%
  Domestic Money Market Fund ......  1,134   1.228164   1.250296      1,394      3.05%        0.95%     1.25%        0.19%     0.42%
  Global Allocation Fund ..........     36  11.731935  11.981005        424      7.17%        0.95%     1.25%       -9.28%    -9.01%
  High Current Income Fund ........    126  11.201432  11.433041      1,409     21.42%        0.95%     1.25%       -2.68%    -2.39%
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .............    108   7.413598   7.539592        802      0.00%        0.95%     1.25%      -31.29%   -31.08%
  Mid Cap Portfolio                    147   8.101550   8.141829      1,189      0.00%        0.95%     1.25%      -19.66%   -19.42%
  Select Value Portfolio ..........     75   6.772767   6.806434        507      0.56%        0.95%     1.25%      -26.00%   -25.77%
  Technology & Communications
    Portfolio .....................    550   5.445411   5.538023      2,998      0.00%        0.95%     1.25%      -54.56%   -54.42%
Strong Funds:
  Opportunity Fund II .............    282  13.312659  13.538586      3,765      0.85%        0.95%     1.25%      -27.72%   -27.51%
The Van Kampen Universal
  Institutional Funds, Inc.:
  Core Plus Fixed Income
    Portfolio .....................    203  13.964428  14.201357      2,837      2.43%        0.95%     1.25%        6.00%     6.32%
  U.S. Real Estate Portfolio ......    127  14.290620  14.533174      1,821      6.34%        0.95%     1.25%       -2.01%    -1.72%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, Including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2001

(7)      UNIT VALUES AND FINANCIAL HIGHLIGHTS - CONTINUED


                                            At December 31, 2001                       Periods Ended December 31,  2001
                                  ---------------------------------------- --------------------------------------------------------
                                  Units        Unit Value       Net Assets    Investment     Expenses Ratio        Total Return
            Subaccount            (000s)   Lowest  to  Highest   (000s)    Income Ratio (1)  Lowest to Highest(2) Lowest to Highest
--------------------------------- ------ ---------------------- ---------- ----------------  -------------------  -----------------
AIM Variable Insurance Funds:
  Capital Development Fund (*) ..      1 $  9.442643 $ 9.461431 $       14           0.00%   0.95%       1.25%     -5.57%     -5.39%
  Government Securities Fund (*)       8   10.385882  10.406491         83           5.66%   0.95%       1.25%      3.86%      4.06%
  Premier Equity Fund (*) .......     27    8.859412   8.877046        151           0.25%   0.95%       1.25%    -11.41%    -11.23%
Scudder VIT Funds:
  EAFE Equity Index .............     26    7.328677   7.387006        191           0.00%   0.95%       1.25%    -25.62%    -25.40%
  Equity 500 Index ..............    149    8.416925   8.483809      1,256           0.76%   0.95%       1.25%    -13.27%    -13.01%
  Small Cap Index ................    25   11.118707  11.207088        275           0.67%   0.95%       1.25%      0.80%      1.10%
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ........    724   19.403096  19.756078     14,072           0.83%   0.95%       1.25%    -10.44%    -10.17%
  Growth and Income Portfolio ...    319   12.927945  13.108367      4,130           0.50%   0.95%       1.25%     -7.02%     -6.74%
  Developing Leaders Portfolio ..    542   14.617148  14.821220      7,929           0.42%   0.95%       1.25%     -7.28%     -7.01%
Dreyfus Funds:
  Socially Responsible Growth
    Fund, Inc ...................    510   16.685382  16.989241      8,535           0.06%   0.95%       1.25%    -23.54%    -23.31%
  Stock Index Fund ..............  1,199   18.612764  18.951395     22,354           1.08%   0.95%       1.25%    -13.27%    -13.01%
Janus Aspen Series:
  Mid Cap Growth Portfolio ......    594   14.523289  14.787902      8,643           0.00%   0.95%       1.25%    -40.20%    -40.02%
  Balanced Portfolio ............  1,594   21.236842  21.623493     33,956           2.60%   0.95%       1.25%     -5.85%     -5.57%
  Capital Appreciation Portfolio     403    8.280678   8.346510      3,341           1.27%   0.95%       1.25%    -22.65%    -22.41%
  Worldwide Growth Portfolio ....  1,186   20.772109  21.150108     24,679           0.46%   0.95%       1.25%    -23.40%    -23.17%
Janus Aspen Select Series:
  International Growth Portfolio
    (*) .........................      1    8.339414   8.356012          8           0.28%   0.95%       1.25%    -16.61%    -16.44%
Merrill Lynch Variable Series
  Funds, Inc.:
  Basic Value Fund                   237   21.343769  21.732023      5,072           1.03%   0.95%       1.25%      2.96%      3.27%
  Domestic Money Market Fund ....  1,153    1.225846   1.245058      1,416           3.73%   0.95%       1.25%      2.14%      2.35%
  Global Allocation Fund ........     32   12.932132  13.167527        412           1.42%   0.95%       1.25%     -9.99%     -9.72%
  High Current Income Fund ......    133   11.510137  11.713319      1,532          11.07%   0.95%       1.25%      2.72%      3.03%
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio ...........    104   10.789433  10.940187      1,123           0.00%   0.95%       1.25%    -41.21%    -41.03%
  Mid Cap Portfolio (*) .........     42   10.084362  10.104428        427           0.67%   0.95%       1.25%      0.84%      1.04%
  Select Value Portfolio(*) .....     39    9.151792   9.169998        356           1.04%   0.95%       1.25%     -8.48%     -8.30%
  Technology & Communications
    Portfolio ...................    469   11.983282  12.150826      5,633          28.42%   0.95%       1.25%    -52.91%    -52.77%
Strong Funds:
  Opportunity Fund II ...........    277   18.419012  18.675985      5,110           0.40%   0.95%       1.25%     -4.90%     -4.61%
The Van Kampen Universal
  Institutional Funds, Inc.:
  Core Plus Fixed Income
    Portfolio ...................    174   13.173691  13.357514      2,304           4.92%   0.95%       1.25%      7.96%      8.29%
  U.S. Real Estate Portfolio ....    101   14.584113  14.787690      1,471           4.26%   0.95%       1.25%      8.48%      8.80%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note: Year ended unless otherwise noted.
     (*) Period from May 1, 2001 (commencement of operations) to December 31, 2001.

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2003 and 2002
with Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    CONTENTS

Report of Independent Auditors.................................  1
Audited Financial Statements

Balance Sheets ................................................  2
Income Statements .............................................  3
Statements of Changes in Stockholder's Equity..................  4
Statements of Cash Flows ......................................  5
Notes to Financial Statements..................................  6

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.



                                             /s/ Ernst & Young LLP

Cincinnati, Ohio
February 12, 2004

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                             (DOLLARS IN THOUSANDS)

                                                                                   DECEMBER 31
                                                                           --------------------------
                                                                              2003           2002
                                                                           -----------    -----------
ASSETS
Invested assets:
   Fixed maturities - at market (amortized cost - $569,920 and $458,482)   $   590,382    $   478,054
   Policy loans                                                                 10,325          8,600
   Cash and short-term investments                                               3,588         35,782
                                                                           -----------    -----------

         Total investments                                                     604,295        522,436

Accrued investment income                                                        7,035          6,188
Unamortized insurance acquisition costs, net                                    77,461         68,208
Receivables from affiliates                                                        416          3,792
Other assets                                                                     2,304          5,748
Variable annuity assets (separate accounts)                                    568,466        455,142
                                                                           -----------    -----------

     Total assets                                                          $ 1,259,977    $ 1,061,514
                                                                           ===========    ===========

LIABILITIES
Annuity benefits accumulated                                               $   581,880    $   496,888
Accounts payable, accrued expenses, and other liabilities                        4,578         10,104
Variable annuity liabilities (separate accounts)                               568,466        455,142
                                                                           -----------    -----------

     Total liabilities                                                       1,154,924        962,134
                                                                           -----------    -----------

STOCKHOLDER'S EQUITY
Common stock, par value - $125 per share:
   - 25,000 shares authorized
   - 20,000 shares issued and outstanding                                        2,500          2,500
Capital surplus                                                                100,550        100,550
Retained deficit                                                                (1,734)        (6,325)
Unrealized gains on marketable securities, net                                   3,737          2,655
                                                                           -----------    -----------

     Total stockholder's equity                                                105,053         99,380
                                                                           -----------    -----------

Total liabilities and stockholder's equity                                 $ 1,259,977    $ 1,061,514
                                                                           ===========    ===========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                INCOME STATEMENTS
                                 (IN THOUSANDS)

                                                      DECEMBER 31
                                                  --------------------
                                                    2003        2002
                                                  --------    --------
REVENUES:
   Net investment income                          $ 30,314    $ 26,486
   Realized gains on investments                       445         442
   Annuity policy charges                           10,541      10,472
   Other income                                        859         485
                                                  --------    --------

                                                    42,159      37,885

COSTS AND EXPENSES:
   Annuity benefits                                 19,497      20,795
   Insurance acquisition expenses                    8,922      19,563
   Other expenses                                    6,677       5,497
                                                  --------    --------

                                                    35,096      45,855
                                                  --------    --------

Operating earnings (losses) before income taxes      7,063      (7,970)
(Provision) benefit for income taxes                (2,472)      2,800
                                                  --------    --------

NET INCOME (LOSS)                                 $  4,591    $ (5,170)
                                                  ========    ========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                 (IN THOUSANDS)

                                                                  DECEMBER 31
                                                             ----------------------
                                                               2003         2002
                                                             ---------    ---------
COMMON STOCK:
   Balance at beginning and end of year                      $   2,500    $   2,500
                                                             =========    =========

CAPITAL SURPLUS:
   Balance at beginning of year                              $ 100,550    $  70,550
   Capital contribution by parent                                    -       30,000
                                                             ---------    ---------
   Balance at end of year                                    $ 100,550    $ 100,550
                                                             =========    =========

RETAINED EARNINGS (DEFICIT):
   Balance at beginning of year                              $  (6,325)   $  (1,155)
   Net income (loss)                                             4,591       (5,170)
                                                             ---------    ---------
   Balance at end of year                                    $  (1,734)   $  (6,325)
                                                             =========    =========

UNREALIZED GAINS (LOSSES), NET:
    Balance at beginning of year                             $   2,655    $     (83)
    Change during year                                           1,082        2,738
                                                             ---------    ---------
    Balance at end of year                                   $   3,737    $   2,655
                                                             =========    =========

COMPREHENSIVE INCOME (LOSS):
     Net income (loss)                                       $   4,591    $  (5,170)
     Other comprehensive income - change in net unrealized
               gains on marketable securities                    1,082        2,738
                                                             ---------    ---------
     Comprehensive gain (loss)                               $   5,673    $  (2,432)
                                                             =========    =========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                                   DECEMBER 31
                                                                              ----------------------
                                                                                 2003        2002
                                                                              ---------    ---------
Cash flows from operating activities:
Net income (loss)                                                             $   4,591    $  (5,170)
Adjustments:
   Benefits to annuity policyholders                                             18,352       20,795
   Amortization of insurance acquisition costs                                    7,781       18,305
   Depreciation and amortization                                                    158         (165)
   Realized gains on investments, net                                              (445)        (442)
   Increase in insurance acquisition costs                                      (16,120)     (16,693)
   Increase in accrued investment income                                           (847)        (866)
   Increase (decrease) in payable to affiliates, net                              3,395       (3,166)
   (Decrease) increase in other liabilities                                      (2,583)         584
   (Decrease) increase in other assets                                            3,377       (4,669)
   Other, net                                                                     1,100         (242)
                                                                              ---------    ---------

      Cash inflows from operating activities                                     18,759        8,271

Cash flows from investing activities:
   Purchases of investments in:
      Fixed maturity investments                                               (338,606)    (246,930)
      Securities purchased not paid                                              (3,486)       3,486
    Sales of:
      Fixed maturity investments                                                228,223      142,290
    Increase in policy loans                                                     (1,725)      (1,367)
                                                                              ---------    ---------

      Cash outflows from investing activities                                  (115,594)    (102,521)

Cash flows from financing activities:
    Annuity receipts, net of separate account activity                          125,790      124,996
    Annuity surrenders, benefits, and withdrawals, net of separate accounts     (62,115)     (50,521)
    Capital contribution from parent                                                  -       30,000
    Net transfers from variable annuity assets                                      966       20,807
                                                                              ---------    ---------

      Cash inflows from financing activities                                     64,641      125,282

Net (decrease) increase in cash and short-term investments                      (32,194)      31,032
Beginning cash and short-term investments                                        35,782        4,750
                                                                              ---------    ---------
Ending cash and short-term investments                                        $   3,588    $  35,782
                                                                              =========    =========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the state of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded, financial services holding company of which American Financial Group, Inc. ("AFG") owned 82% as of December 31, 2003.

AILIC's products are variable and fixed annuities. The variable annuities are marketed to hospitals, educational institutions and other qualified and non-qualified markets. AILIC also writes individual fixed annuity products produced mainly by one large agency, primarily in the western part of the United States. In 2003 and 2002, the individual fixed annuity products represented approximately 41% and 26%, respectively, of total annuity receipts.

B. ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States. Preparation of the financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

INVESTMENTS

All fixed maturity securities are considered "available for sale" and reported at fair value with unrealized gains and losses reported as a separate component of stockholders' equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings (included in realized gains) and the cost basis of that investment is reduced.

Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20") established a new standard for recognizing interest income and impairment on certain asset-backed investments. Interest income on these investments is recorded at a yield based on projected cash flows. The yield is adjusted prospectively to reflect actual cash flows and changes in projected amounts. Impairment losses on these investments must be recognized when (i) the fair value of the security is less than its cost basis and (ii) there has been an adverse change in the expected cash flows. Impairments are recognized as a component of net realized gains and losses.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist of deferred policy acquisition costs ("DPAC"). Insurance acquisition expenses in the income statement reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in "Other Expenses."

DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) is deferred to the extent that such costs are deemed recoverable.

DPAC is amortized, with interest, in relation to the present value of expected gross profits on the policies. These expected gross profits consist principally of estimated future net investment income and surrender, mortality and other variable annuity policy charges, less estimated future interest on policyholders' funds, policy administration expenses and death benefits in excess of account values.

To the extent that realized gains and losses result in adjustments to the amortization of DPAC, such adjustments are reflected as components of realized gains. DPAC is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in "Unrealized gains on marketable securities, net" in the stockholder's equity section of the balance sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in "annuity benefits accumulated" rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for fixed annuities are generally recorded at the stated annuitization value.

VARIABLE ANNUITY ASSETS AND LIABILITIES

Separate accounts related to variable annuities represent deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, and for which the contract holder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. Fees charged on separate account policyholder account values are included in annuity policy charges.

INCOME TAXES

AILIC is part of the American Financial Group, Inc. ("AFG") tax group. AILIC has a separate tax allocation agreement with AFG that designates how tax payments are shared by members of the tax group. In general, AILIC computes taxes on a separate return basis. The tax allocation agreement with AFG has not impacted the recognition of income tax expense and income tax payable in AILIC's financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

BENEFIT PLANS

GAFRI provides retirement benefits to qualified employees of participating companies through the GAFRI Retirement and Savings Plan. Under the retirement fund portion of the Plan, contributions are at the discretion of the GAFRI Board of Directors and are invested primarily in GAFRI common stock. Under the savings fund portion of the Plan, GAFRI matches a percentage of employee contributions. Employees have been permitted to direct the investment of their contributions to independently managed investment funds. Matching contributions to the savings fund portion of the Plan are also invested in accordance with participant elections. Company contributions to the Plan are charged against earnings in the year for which they are declared.

GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, "investing activities" are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. "Financing activities" include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered "operating." Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC's future earnings or cash flows.

Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, fair value of comparable securities or similar methods.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.

The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

C. INVESTMENTS

Fixed maturity investments at December 31 consisted of the following (in thousands):

                                                            2003
                                            --------------------------------------
                                                                  Gross Unrealized
                                            Amortized    Market   ----------------
                                               Cost      Value     Gains   Losses
                                            ---------  ---------  -------  -------
U.S. Government and government agencies
  and authorities                           $ 122,545  $ 125,508  $ 3,122  $   159
Public utilities                               60,022     63,421    3,758      359
Mortgage-backed securities                    137,673    137,241    1,279    1,711
All other corporate                           249,680    264,212   15,348      816
                                            ---------  ---------  -------  -------
                                            $ 569,920  $ 590,382  $23,507  $ 3,045
                                            =========  =========  =======  =======

                                                             2002
                                            --------------------------------------
                                                                  Gross Unrealized
                                            Amortized    Market   ----------------
                                              Cost       Value     Gains   Losses
                                            ---------  ---------  -------  -------
U.S. Government and government agencies
  and authorities                           $  86,014  $  90,933  $ 4,919  $     -
Public utilities                               43,472     44,326    2,334    1,480
Mortgage-backed securities                    128,492    132,679    4,661      474
Redeemable preferred stock                         59         75       16        -
All other corporate                           200,445    210,041   13,448    3,852
                                            ---------  ---------  -------  -------
                                            $ 458,482  $ 478,054  $25,378  $ 5,806
                                            =========  =========  =======  =======

The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003 (in thousands):

                                           Twelve Months or Less   More Than Twelve Months
                                           ---------------------   -----------------------
                                           Unrealized    Market       Unrealized  Market
                                              Loss       Value           Loss     Value
                                           ----------    ------       ----------  ------
U.S. Government and government agencies
     and authorities                         $  159     $ 57,439         $  -     $    -
Corporate Bonds                               2,290      131,609          596      7,465
                                             ------     --------         ----     ------
Total fixed maturity investments             $2,449     $189,048         $596     $7,465
                                             ======     ========         ====     ======

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

The table below sets forth the scheduled maturities of AILIC's fixed maturity investments based on market value as of December 31, 2003 (in thousands). Data based on amortized cost is generally the same.

Maturity
--------
      One year or less                                 $  2,997
      After one year through five years                 154,820
      After five years through ten years                203,562
      After ten years                                    91,762
                                                       --------
            Subtotal                                    453,141

      Mortgage-backed securities                        137,241
                                                       --------
Total bonds by maturity                                $590,382
                                                       ========

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $228.3 million in 2003 and $142.3 million in 2002. Gross realized gains of $2.8 million and $2.8 million and gross realized losses of $1.3 million and $0.4 million were realized on those sales during 2003 and 2002, respectively.

At December 31, 2003 and 2002, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

The Company reported realized losses of approximately $1.1 million and $2.0 million in 2003 and 2002, respectively, as a result of the write down of impaired bonds and preferred stock.

Net investment income consisted of the following (in thousands):

                                            2003         2002
                                           -------     --------
Bonds                                      $30,167     $ 26,168
Preferred stocks                                 -           47
Short-term investments                         246          374
Cash on hand and on deposit                     20           (5)
Policy loans                                   705          514
                                           -------     --------
Gross investment income                     31,138       27,098

Investment expenses                           (824)        (612)
                                           -------     --------
Net investment income                      $30,314     $ 26,486
                                           =======     ========

AILIC's investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.8 million in 2003 and $0.6 million in 2002.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

D. INSURANCE ACQUISITION EXPENSES

In 2003 and 2002, DPAC charges of $2.8 million and $13.5 million resulted from the actual performance of the equity markets and a reduction of assumed future returns. Poor performance in the equity markets could lead to additional DPAC write-offs or a charge to earnings in order to accrue for guaranteed minimum death benefits included in the variable products. (See Note H - "Recent Accounting Standards").

E. STOCKHOLDER'S EQUITY

The payment of dividends by AILIC to shareholders is limited and can only be made from earned profits unless prior approval is received from the Ohio Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Ohio Insurance Commissioner is also subject to restrictions relating to statutory surplus and net income. In 2003, AILIC cannot pay dividends without prior approval of the Ohio Insurance Commissioner.

Total statutory capital and surplus for the Company at December 31, 2003 and 2002, respectively, was $50.0 million and $38.6 million. The Company received capital contributions of $30.0 million in 2002 from its parent in order to meet statutory capital requirements.

The change in net unrealized gains on marketable securities included the following (in thousands):

                                                   2003                   2002
                                          ----------------------  -------------------------
                                          Pretax   Taxes   Net    Pretax   Taxes      Net
                                          ------  ------  ------  ------  --------   ------
Unrealized holding gains (losses) on
  securities arising during the period    $2,110  $ (739) $1,371  $4,654  $ (1,629)  $3,025
Realized losses (gains) on securities       (445)    156    (289)   (442)      155     (287)
                                          ------  ------  ------  ------  --------   ------
Change in net unrealized gains (losses)
   on marketable securities               $1,665  $ (583) $1,082  $4,212  $ (1,474)  $2,738
                                          ======  ======  ======  ======  ========   ======

F. FEDERAL INCOME TAXES

The differences in income taxes computed at the statutory rate of 35% and income taxes as shown in the income statement are related to permanent tax adjustments in 2003 and 2002. There were no material permanent tax adjustments in 2003 and 2002.

The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on marketable securities, included in the Balance Sheets were as follows (in thousands):

                                                     December 31,
                                              -----------   -----------
                                                 2003          2002
                                              -----------   -----------
Deferred tax assets:
   Investment securities                      $         -   $     1,010
   Policyholder liabilities                        16,202        12,077

Deferred tax liabilities:
   Unamortized insurance acquisition costs    $   (24,719)  $   (21,544)

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

G. RELATED PARTY TRANSACTIONS

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2003 and 2002, AILIC paid $0.8 million and $0.6 million, respectively, in investment management fees.

AILIC has an agreement with Great American Advisors, Inc. ("GAA"), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2003 and 2002, AILIC paid $3.7 million and $3.5 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2003 and 2002, AILIC paid $6.2 million and $5.2 million, respectively, for services to affiliates.

H. RECENT ACCOUNTING STANDARD

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1 ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The most significant accounting implications to AILIC of the SOP are as follows: (1) amortizing DPAC over the life of deferred annuity contracts excluding the annuitization phase; and (2) establishing an additional liability for guaranteed minimum death benefits for variable annuity contracts.

The Company will adopt the SOP effective January 1, 2004 and it will be reported as a cumulative effect of change in accounting principles in the 2004 results of operation. Although interpretation of accounting for certain items covered by the SOP has not been finalized, the effect of initially adopting this SOP is not expected to have a material impact on the Company.

PART C
OTHER INFORMATION - 33-65409

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         All required financial Statements are included in Parts A or B of this Registration Statement.

(b)      Exhibits

         (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company (R) authorizing establishment of Annuity Investors Variable Account A. (1/)

         (2)      Not Applicable

         (3)      (a)      Distribution Agreement Between Annuity Investors Life
                           Insurance Company(r) And Aag Securities, Inc  (N/k/a
                           Great American Advisors(r), Inc.). (2/)

                  (b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company(R), Great American Advisors(R), Inc. and another Broker-Dealer. (3/)

         (4)      (a)      Individual Contract Forms and Endorsements.

                           (i) Form of Qualified Individual Flexible Premium Deferred Annuity Contract. (2/)

                           (ii)     Form of Non-Qualified Individual Contract.
                                    (2/)

                           (iii) Form of Loan Endorsement to Qualified Individual Contract. (2/)

                           (iv) Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. (2/)

                           (v) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. (2/)

                           (vi) Form of Employer Plan Endorsement to Qualified Individual Contract. (2/)

                           (vii) Form of IRA Endorsement to Qualified Individual Contract. (2/)

                           (viii) Form of Texas Optional Retirement Program Endorsement to Qualified Individual Contract. (2/)

                           (ix) Form of Long-Term Care Waiver to Individual Contract. (4/)

                           (x) Form of SIMPLE IRA Endorsement Qualified Individual Contract. (4/)

                           (xi) Revised Form of IRA Endorsement to Qualified Individual Contract. (5/)

                           (xii) Form of Roth IRA Endorsement to Qualified Individual Contract. (5/)

                           (xiii) Revised Form of SIMPLE IRA Endorsements to Qualified Individual Contract. (5/)

                           (xiv) Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. (5/)

                           (xv) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. (5/)

                           (xvi)    Revised Form of the Certificate of
                                    Participation under Enhanced Contract. (1/)

                           (xvii)   Form of Loan Endorsement to Certificate.
                                    (1/)

                           (xviii) Form of Employer Plan Endorsement to Certificate. (1/)

                           (xix) Form of Tax Sheltered Annuity Endorsement to Certificate. (1/)


                           (xx) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. (1/)

                           (xxi) Form of Long-Term Care Waiver Rider to Certificate. (1/)

                           (xxii) Form of Deferred Compensation Endorsement to Certificate. (5/)

                           (xxiii) Revised Form of Employer Plan Endorsement to Certificate. (4/)

                           (xxiv) Revised Form of Tax Sheltered Annuity Endorsement to Certificate. (4/)

                           (xxv) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. (4/)

                           (xxvi) Form of Governmental Section 457 Plan Endorsement to Certificate. (4/)

                  (c) Group Contract Form and Certificate of Participation for use in South Dakota. (1/)

                           (i) Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. (6/)

                           (ii) Form of Certificate of Participation for use in South Dakota. (6/)

                  (d) Group Contract Form and Certificate of Participation Form for use in Wisconsin.

                           (i) Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. (6/)

                           (ii) Form of Certificate of Participation for use in Wisconsin. (6/)

                  (e)      Certificate of Participation Form for use in North
                           Dakota.

                  (i) Form of Certificate of Participation for use in North Dakota. (6/)

                  (f)      Form of Endorsement for use in Virginia.

                           (i) Form of Employer Plan Endorsement to Group Contract for use in Virginia. (6/)

                           (ii) Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. (6/)

                           (iii) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. (6/)

                           (iv) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia. (6/)

                           (v) Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. (6/)

                  (g)      Form of Successor Owner Endorsement to Group
                           Contract. (8/)

                  (h) Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract. (8/)


                  (i) Form of Texas Optional Retirement Program Endorsement to Group Contract. (10/)


                  (j) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. (10/)

                  (k) Form of Individual Retirement Annuity Endorsement to Group Contract. (11/)

                  (l) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (11/)

                  (m) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. (11/)

                  (n) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (11/)

                  (o) Form of Roth Individual Retirement Annuity Endorsement to Group Contract. (11/)

                  (p) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (11/)

         (5)      (a)      Form of Application for Group Flexible Premium
                           Deferred Annuity Contract. (1/)

                           (i)      Alternative Form of Application. (7/)

                           (ii)     Alternative Form of Application. (4/)

                  (b) Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity Contract (ERISA). (1/)

                  (c) Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA). (7/)

                  (d) Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred Annuity Contract or Certificate of Participation under a Group Contract. (13/)

         (6)      (a)      Articles of Incorporation of Annuity Investors Life
                           Insurance Company(R). (7/)

                           (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. (7/)

                           (ii) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. (7/)

                  (b) Code of Regulations of Annuity Investors Life Insurance Company. (6/)

         (7)      Not Applicable.

         (8)      (a)      Participation Agreement between Annuity Investors
                           Life Insurance Company and Dreyfus Variable
                           Investment Fund. (2/)

                  (b) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund. (2/)

                  (c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (2/)

                  (d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series. (2/)

                  (e) Participation Agreement with Merrill Lynch Variable Series Fund, Inc.

                           (i) Participation Agreement between Annuity Investors Life Insurance Company and

                                    Merrill Lynch Variable Series Funds, Inc.
                                    (2/)

                           (ii) Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. (2/)

                           (iii) Amendment to Amended and Restated Fund Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. (14/)

                  (f) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a Great American Financial Resources(R), Inc. (2/)

                  (g) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors(sm), Inc.)and AAG Insurance Agency, Inc. (2/)

                  (h) Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). (2/)

                  (i) Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Asset Management, L.P. (6/)


                  (j) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.). (7/)


                  (k) Participation Agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund I). (7/)

                  (l) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. (7/)

                           (i) Amendment to Fund Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. (14/).

                  (m) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company. (7/)

                  (n) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation. (7/)

                  (o) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc. (4/)

                  (p) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter Associates, Ltd. (4/)

                  (q) Service Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Asset Management, Inc. (4/)

                  (r) Participation Agreement between BT Funds (f/k/a/ Deutsche Asset Management VIT Funds, and Bankers Trust (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company. (9/)

                  (s) Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company. (9/)

         (9)      Opinion and Consent of Counsel. (1/)

         (10)     Consent of Independent Auditors.(filed herewith)

         (11)     No Financial Statements are omitted from item 23.

         (12)     Not Applicable.

         (13)     Schedule for Computation of Performance Quotations. (7/)

         (14)     Not Applicable.

         (15)     Powers of Attorney. (filed herewith)

1/ Incorporated by reference to Pre-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account A, SEC `33 Act File No. 33-65409 `40 Act File No. 811-07299 on November 8, 1995


2/ Incorporated by reference to Pre-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account A, SEC `33 Act File No. 33-65409 `40 Act File No. 811-07299 on December 4, 1995


3/ Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B SEC `33 File No. 333-19725, `40 Act File No. 811-08017 on November 17, 1998

4/ Incorporated by reference to Post-Effective Amendment No. 3. to Form N-4 on April 29, 1998

5/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC `33 Act File No. 33-65409 `40 Act File No. 811-07299 on June 2, 1995

6/ Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account A, SEC `33 Act File No. 33-65409 `40 Act File No. 811-07299 on April 24, 1996

7/ Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account A, SEC `33 Act File No. 33-65409 `40 Act File No. 811-07299 on April 29, 1997

8/ Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors Variable Account B SEC `33 File No. 333-19725, `40 Act File no. 811-08017 on February 26, 1999.

9/ Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account A, SEC `33 File No. 33-65409 `40 Act File 811-07299 on February 26, 1999.

10/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017, on June 3, 1997.

11/ Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017, on February 1, 1999.

12/ Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors Variable Account Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017, on April 28,
         2000.

13/ Incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017, on April 30, 2001.

14/ Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors Variable Account C, SEC '33 Act File No. 333-88300, '40 Act File No. 811-21095 on or about April 29, 2004.

ITEM 25.   DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY

                            PRINCIPAL                               POSITIONS AND OFFICES
         NAME            BUSINESS ADDRESS                             WITH THE COMPANY
         ----            ----------------                             ----------------
Charles R. Scheper             (1)           President & Chief Executive Officer and Director
Stephen Craig Lindner          (1)           Director
Mark Francis Muething          (1)           Executive Vice President, Secretary, General Counsel & Secretary and Director
Christopher P. Miliano         (1)           Director
Michael J. Prager              (1)           Director
Adrienne Kessling              (1)           Senior Vice President-Operations
                               (1)           Senior Vice President-Licensing & Commissions

Catherine A. Crume

John P. Gruber                 (1)           Vice President
James L. Henderson             (1)           Vice President
John O'Shaughnessy             (1)           Vice President & Actuary
Gary L. Peters                 (1)           Vice President-Variable Annuity Sales
Dale Herr                      (1)           Assistant Vice President & Actuary
                               (1)           Assistant Vice President

D. Quentin Reynolds

Rebecca J. Schriml             (1)           Assistant Vice President
Richard Sutton                 (1)           Assistant Vice President & Chief Actuary
Richard L. Magoteaux           (1)           Treasurer
William C. Ellis               (1)           Assistant Treasurer
Thomas E. Mischell             (1)           Assistant Treasurer

(1)      P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned Subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. (f/k/a American Annuity Group,SM Inc.) The Registrant, Annuity Investors Variable Account A, is a segregated asset account of Annuity Investors(R) Life Insurance Company.

The following chart indicates the persons controlled by or under common control with the Company:


                                                                                                                   % OF STOCK
                                                                                                                     OWNED BY
                                                                                                                    IMMEDIATE
                                                                                   STATE OF            DATE OF       PARENT
                     AFG ORGANIZATIONAL CHART                                      DOMICILE         INCORPORATION    COMPANY
                     ------------------------                                      --------         -------------  ----------
American Financial Group, Inc.                                               Ohio                   07/01/1997
     American Financial Capital Trust I                                      Delaware               09/14/1996       100
     American Financial Corporation (Name Holding Company)                   Ohio                   08/27/1963       100
     American Financial Enterprises, Inc.                                    Connecticut            01/01/1871       100 (2)
     American Money Management Corporation                                   Ohio                   03/01/1973       100
     American Security Transfer Company Limited Partnership                  Ohio                   01/01/1991      99.34 (2)
     APU Holding Company                                                     Ohio                   10/15/2003       100
           American Premier Underwriters, Inc.                               Pennsylvania           04/13/1846       100
                 The Ann Arbor Railroad Company                              Michigan               09/21/1895        99
                 The Associates of the Jersey Company                        New Jersey             11/10/1804       100
                 Cal Coal, Inc.                                              Illinois               05/30/1979       100
                 Delbay Corporation                                          Delaware               12/27/1962       100
                 GAI (Bermuda) Ltd.                                          Bermuda                04/06/1998       100
                       GAI Insurance Company, Ltd.                           Bermuda                09/18/1989       100
                 Great Southwest Corporation                                 Delaware               10/25/1978       100
                       World Houston, Inc.                                   Delaware               05/30/1974       100
                 Hangar Acquisition Corp.                                    Ohio                   10/06/1995       100
                 The Indianapolis Union Railway Company                      Indiana                11/19/1872       100
                 Lehigh Valley Railroad Company                              Pennsylvania           04/21/1846       100
                 The New York and Harlem Railroad Company                    New York               04/25/1831        97
                 The Owasco River Railway, Inc.                              New York               06/02/1881       100
                 PCC Real Estate, Inc.                                       New York               12/15/1986       100
                       PCC Chicago Realty Corp.                              New York               12/23/1986       100
                       PCC Gun Hill Realty Corp.                             New York               12/18/1985       100
                       PCC Michigan Realty, Inc.                             Michigan               11/09/1987       100
                       PCC Scarsdale Realty Corp.                            New York               06/01/1986       100
                             Scarsdale Depot Associates, L.P.                Delaware               05/05/1989        80
                 PCC Technical Industries, Inc.                              California             03/07/1955       100
                       ESC, Inc.                                             California             11/02/1962       100
                       Marathon Manufacturing Companies, Inc.                Delaware               11/18/1983       100
                             Marathon Manufacturing Company                  Delaware               12/07/1979       100
                       PCC Maryland Realty Corp.                             Maryland               08/18/1993       100
                       Penn Camarillo Realty Corp.                           California             11/24/1992       100
                 Penn Central Energy Management Company                      Delaware               05/11/1987       100
                 Penn Towers, Inc.                                           Pennsylvania           08/01/1958       100
                 Pennsylvania-Reading Seashore Lines                         New Jersey             06/14/1901      66.67
                 Pittsburgh and Cross Creek Railroad Company                 Pennsylvania           08/14/1970        83
                 PLLS, Ltd.                                                  Washington             05/14/1990       100
                 Premier Lease & Loan Services Insurance Agency, Inc.        Washington             12/27/1983       100
                       Premier Lease & Loan Insurance Services B.V.          The Netherlands        08/24/1999       100
                 Premier Lease & Loan Services of Canada, Inc.               Washington             02/28/1991       100
                 Republic Indemnity Company of America                       California             12/05/1972       100
                       Republic Indemnity Company of California              California             10/13/1982       100
                       Republic Indemnity Medical Management, Inc.           California             03/25/1996       100
                 Risico Management Corporation                               Delaware               01/10/1989       100
                 Terminal Realty Penn Co.                                    District of Columbia   09/23/1968       100



                     AFG ORGANIZATIONAL CHART                                       NATURE OF BUSINESS
                     ------------------------                                       -------------------
American Financial Group, Inc.                                                 Diversified Financial Holding Company
     American Financial Capital Trust I                                        Statutory Business Trust
     American Financial Corporation (Name Holding Company)                     Inactive
     American Financial Enterprises, Inc.                                      Closed End Investment Company
     American Money Management Corporation                                     Securities Management Company
     American Security Transfer Company Limited Partnership                    Limited Partnership
     APU Holding Company                                                       Holding Company
           American Premier Underwriters, Inc.                                 Diversified Company
                 The Ann Arbor Railroad Company                                Inactive
                 The Associates of the Jersey Company                          Inactive
                 Cal Coal, Inc.                                                Inactive
                 Delbay Corporation                                            Inactive
                 GAI (Bermuda) Ltd.                                            Holding Company
                       GAI Insurance Company, Ltd.                             Reinsurance
                 Great Southwest Corporation                                   Real Estate Developer
                       World Houston, Inc.                                     Real Estate Developer
                 Hangar Acquisition Corp.                                      Aircraft Investment
                 The Indianapolis Union Railway Company                        Inactive
                 Lehigh Valley Railroad Company                                Inactive
                 The New York and Harlem Railroad Company                      Inactive
                 The Owasco River Railway, Inc.                                Inactive
                 PCC Real Estate, Inc.                                         Holding Company
                       PCC Chicago Realty Corp.                                Real Estate Developer
                       PCC Gun Hill Realty Corp.                               Real Estate Developer
                       PCC Michigan Realty, Inc.                               Real Estate Developer
                       PCC Scarsdale Realty Corp.                              Real Estate Developer
                             Scarsdale Depot Associates, L.P.                  Real Estate Developer
                 PCC Technical Industries, Inc.                                Holding Company
                       ESC, Inc.                                               Inactive
                       Marathon Manufacturing Companies, Inc.                  Holding Company
                             Marathon Manufacturing Company                    Inactive
                       PCC Maryland Realty Corp.                               Real Estate Holding Company
                       Penn Camarillo Realty Corp.                             Real Estate Holding Company
                 Penn Central Energy Management Company                        Inactive
                 Penn Towers, Inc.                                             Inactive
                 Pennsylvania-Reading Seashore Lines                           Inactive
                 Pittsburgh and Cross Creek Railroad Company                   Inactive
                 PLLS, Ltd.                                                    Insurance Agency
                 Premier Lease & Loan Services Insurance Agency, Inc.          Insurance Agency
                       Premier Lease & Loan Insurance Services B.V.            Insurance Agency
                 Premier Lease & Loan Services of Canada, Inc.                 Insurance Agency
                 Republic Indemnity Company of America                         Workers' Compensation Insurance
                       Republic Indemnity Company of California                Workers' Compensation Insurance
                       Republic Indemnity Medical Management, Inc.             Inactive
                 Risico Management Corporation                                 Risk Management
                 Terminal Realty Penn Co.                                      Inactive

                                                                                                                  % OF STOCK
                                                                                                                   OWNED BY
                                                                                                                   IMMEDIATE
                                                                                 STATE OF             DATE OF       PARENT
                     AFG ORGANIZATIONAL CHART                                    DOMICILE          INCORPORATION    COMPANY
                     ------------------------                                    --------          -------------  ----------
American Financial Group, Inc.
     APU Holding Company
           American Premier Underwriters, Inc.
                 United Railroad Corp.                                       Delaware               11/25/1981       100
                       Detroit Manufacturers Railroad Company                Michigan               01/30/1902        82
                 Waynesburg Southern Railroad Company                        Pennsylvania           09/01/1966       100
     Dixie Terminal Corporation                                              Ohio                   04/23/1970       100
     Fairmont Holdings, Inc.                                                 Ohio                   12/15/1983       100
     Flextech Holding Co., Inc.                                              Ohio                   08/31/2000       100
     FWC Corporation                                                         Ohio                   03/16/1983       100
     Great American Holding, Inc.                                            Ohio                   07/25/2002       100
           Great American Security Insurance Company                         Ohio                   07/01/1987       100
           Great American Spirit Insurance Company                           Indiana                04/05/1988       100
     Great American Insurance Company                                        Ohio                   03/07/1872       100
           AFC Coal Properties, Inc.                                         Ohio                   12/18/1996       100
           American Empire Surplus Lines Insurance Company                   Delaware               07/15/1977       100
                 American Empire Insurance Company                           Ohio                   11/26/1979       100
                       American Empire Underwriters, Inc.                    Texas                  05/19/1976       100
           American Signature Underwriters, Inc.                             Ohio                   04/08/1996       100
           American Special Risk, Inc.                                       Illinois               12/29/1981       100
           Aviation Specialty Managers, Inc.                                 Texas                  09/07/1965       100
           Brothers Property Corporation                                     Ohio                   09/08/1987        80
                 Brothers Pennsylvanian Corporation                          Pennsylvania           12/23/1994       100
                 Brothers Port Richey Corporation                            Florida                12/06/1993       100
                 Brothers Property Management Corporation                    Ohio                   09/25/1987       100
                 Brothers Railyard Corporation                               Texas                  12/14/1993       100
           Crop Managers Insurance Agency, Inc.                              Kansas                 08/09/1989       100
           Dempsey & Siders Agency, Inc.                                     Ohio                   05/09/1956       100
           El Aguila, Compania de Seguros, S.A. de C.V.                      Mexico                 11/24/1994       100
                 Financiadora de Primas Condor, S.A. de C.V.                 Mexico                 03/16/1998        99
           FCIA Management Company, Inc.                                     New York               09/17/1991       100
           GAI Warranty Company                                              Ohio                   01/25/2001       100
                 GAI Warranty Company of Florida                             Florida                03/23/2001       100
           GAI Warranty Company of Canada Inc.                               Ontario (Quebec)       04/17/2002       100
           The  Gains Group, Inc.                                            Ohio                   01/26/1982       100
           Global Premier Finance Company                                    Ohio                   08/25/1998       100
           Great American Agency of Texas, Inc.                              Texas                  01/25/1994       100
           Great American Alliance Insurance Company                         Ohio                   09/11/1945       100
           Great American Assurance Company                                  Ohio                   03/23/1905       100
           Great American Claims Services, Inc.                              Delaware               06/10/1986       100
           Great American Custom Insurance Services Illinois, Inc.           Illinois               07/08/1992       100
           Great American Custom Insurance Services, Inc.                    Ohio                   07/27/1983       100
                 Eden Park Insurance Brokers, Inc.                           California             02/13/1990       100
                 Great American Custom Insurance Services California         California             05/18/1992       100
                 Great American Custom Insurance Services Massachusetts, Inc Massachusetts          04/11/1994       100
                 Great American Custom Solutions, Inc.                       California             07/22/1988       100
American Financial Group, Inc.
     Great American Insurance Company
           Great American Custom Insurance Services, Inc.
                 Professional Risk Brokers of Connecticut, Inc.              Connecticut            07/09/1992       100



                     AFG ORGANIZATIONAL CHART                                       NATURE OF BUSINESS
                     ------------------------                                       -------------------
American Financial Group, Inc.
     APU Holding Company
           American Premier Underwriters, Inc.
                 United Railroad Corp.                                       Inactive
                       Detroit Manufacturers Railroad Company                Inactive
                 Waynesburg Southern Railroad Company                        Inactive
     Dixie Terminal Corporation                                              Real Estate Holding Company
     Fairmont Holdings, Inc.                                                 Holding Company
     Flextech Holding Co., Inc.                                              Packing Manufacturer
     FWC Corporation                                                         Financial Services Company
     Great American Holding, Inc.                                            Holding Company
           Great American Security Insurance Company                         Property/Casualty Insurance
           Great American Spirit Insurance Company                           Property/Casualty Insurance
     Great American Insurance Company                                        Property/Casualty Insurance
           AFC Coal Properties, Inc.                                         Real Estate Holding Company
           American Empire Surplus Lines Insurance Company                   Excess and Surplus Lines Insurance
                 American Empire Insurance Company                           Property/Casualty Insurance
                       American Empire Underwriters, Inc.                    Insurance Agency
           American Signature Underwriters, Inc.                             Insurance Agency
           American Special Risk, Inc.                                       Insurance Broker/Managing General Agency
           Aviation Specialty Managers, Inc.                                 Managing General Agency
           Brothers Property Corporation                                     Real Estate Holding
                 Brothers Pennsylvanian Corporation                          Real Estate Holding
                 Brothers Port Richey Corporation                            Real Estate Holding
                 Brothers Property Management Corporation                    Real Estate Management
                 Brothers Railyard Corporation                               Real Estate Holding
           Crop Managers Insurance Agency, Inc.                              Insurance Agency
           Dempsey & Siders Agency, Inc.                                     Insurance Agency
           El Aguila, Compania de Seguros, S.A. de C.V.                      Property/Casualty Insurance
                 Financiadora de Primas Condor, S.A. de C.V.                 Premium Finance
           FCIA Management Company, Inc.                                     Servicing Agent
           GAI Warranty Company                                              Service Warranty Provider
                 GAI Warranty Company of Florida                             Service Warranty Provider
           GAI Warranty Company of Canada Inc.                               Service Contract Provider
           The  Gains Group, Inc.                                            Marketing of Advertising
           Global Premier Finance Company                                    Premium Finance
           Great American Agency of Texas, Inc.                              Managing General Agency
           Great American Alliance Insurance Company                         Property/Casualty Insurance
           Great American Assurance Company                                  Property/Casualty Insurance
           Great American Claims Services, Inc.                              Management Holding Company
           Great American Custom Insurance Services Illinois, Inc.           Underwriting Office
           Great American Custom Insurance Services, Inc.                    Holding Company for E&S Agency/Brokerage
                 Eden Park Insurance Brokers, Inc.                           Wholesale Agency/Brokerage for E&S Lines
                 Great American Custom Insurance Services California         Insurance Services
                 Great American Custom Insurance Services Massachusetts, Inc Excess and Surplus Lines Broker
                 Great American Custom Solutions, Inc.                       Insurance Agency
American Financial Group, Inc.
     Great American Insurance Company
           Great American Custom Insurance Services, Inc.
                 Professional Risk Brokers of Connecticut, Inc.              Wholesale Agency/Brokerage for E&S Lines

                                                                                                                    % OF STOCK
                                                                                                                      OWNED BY
                                                                                                                     IMMEDIATE
                                                                                    STATE OF         DATE OF           PARENT
                     AFG ORGANIZATIONAL CHART                                       DOMICILE      INCORPORATION       COMPANY
                     ------------------------                                       --------      -------------      ----------
                 Professional Risk Brokers of Ohio, Inc.                         Ohio             12/17/1986        100
                 Professional Risk Brokers, Inc.                                 Illinois         03/01/1990        100
           Great American E & S Insurance Company                                Delaware         02/28/1979        100
           Great American Fidelity Insurance Company                             Delaware         01/12/1982        100
           Great American Financial Resources, Inc.                              Delaware         11/23/1992     82.55 (2)
                 AAG Holding Company, Inc.                                       Ohio             09/11/1996        100
                       American Annuity Group Capital Trust I                    Delaware         09/13/1996        100
                       American Annuity Group Capital Trust II                   Delaware         03/04/1997        100
                       American Annuity Group Capital Trust III                  Delaware         05/14/1997        100
                       Great American Financial Statutory Trust IV               Connecticut      04/21/2003        100
                       Great American Life Insurance Company                     Ohio             12/15/1959        100
                             American Retirement Life Insurance Company          Ohio             05/12/1978        100
                             Annuity Investors Life Insurance Company            Ohio             11/13/1981        100
                             Charleston Harbor Marina, Inc.                      South Carolina   04/26/2002      100 (2)
                             CHATBAR, Inc.                                       Massachusetts    11/02/1993        100
                             Chatham Enterprises, Inc.                           Massachusetts    03/29/1954        100
                             Consolidated Financial Corporation                  Michigan         09/10/1985        100
                             Driskill Holdings, Inc.                             Texas            06/07/1995    beneficial interest
                             GALIC Brothers, Inc.                                Ohio             11/12/1993         80
                             Great American Life Assurance Company               Ohio             08/10/1967        100
                             Great American Life Insurance Company of New York   New York         12/31/1963        100
                             Loyal American Life Insurance Company               Ohio             05/18/1955        100
                                   ADL Financial Services, Inc.                  North Carolina   09/10/1970        100
                                   Purity Financial Corporation                  Florida          12/12/1991        100
                             Manhattan National Life Insurance Company           Illinois         12/20/1956        100
                             Skipjack Marina Corp.                               Maryland         06/24/1999        100
                             United Teacher Associates, Ltd.                     Texas            12/17/1998      100 (2)
                                   United Teacher Associates Insurance Company   Texas            12/15/1958        100
                                         United Agency Brokerage GP Inc.         Texas            05/19/2003        100
                                               United Agency Brokerage, LP       Texas            05/19/2003        100
                 AAG Insurance Agency of Alabama                                 Alabama          09/22/1995        100
                 AAG Insurance Agency of Texas, Inc.                             Texas            06/02/1995        100
                 AAG Insurance Agency, Inc.                                      Kentucky         12/06/1994        100
                       AAG Insurance Agency of Massachusetts, Inc.               Massachusetts    05/25/1995        100
                 American DataSolutions International, Inc.                      Ohio             08/24/2001        100
                       American Data Source India Private Limited                India            09/03/1997         99
                 GALIC Disbursing Company                                        Ohio             05/31/1994        100
                 Great American Advisors, Inc.                                   Ohio             12/10/1993        100
                 Great American Life Assurance Company of Puerto Rico            Puerto Rico      07/01/1964         99
                 Keyes-Graham Insurance Agency, Inc.                             Massachusetts    08/07/1981        100
                 Lifestyle Financial Investments, Inc.                           Ohio             12/29/1993        100
                       Lifestyle Financial Investments Agency of Ohio, Inc       Ohio             03/07/1994    beneficial interest
                 Money-Plan International, Inc.                                  Florida          12/31/1979        100
American Financial Group, Inc.
     Great American Insurance Company
           Great American Financial Resources, Inc.
                 SPELCO (UK) Ltd.                                                United Kingdom                       99
                 SWTC Hong Kong Ltd.                                             Hong Kong                           100
                 SWTC, Inc.                                                      Delaware                            100
           Great American Insurance Agency, Inc.                                 Ohio             04/20/1999         100



                     AFG ORGANIZATIONAL CHART                                             NATURE OF BUSINESS
                     ------------------------                                            -------------------
                 Professional Risk Brokers of Ohio, Inc.                          Insurance Agency
                 Professional Risk Brokers, Inc.                                  Wholesale Agency/Brokerage for E&S Lines
           Great American E & S Insurance Company                                 Excess and Surplus Lines Insurance
           Great American Fidelity Insurance Company                              Excess and Surplus Lines Insurance
           Great American Financial Resources, Inc.                               Insurance Holding Company
                 AAG Holding Company, Inc.                                        Holding Company
                       American Annuity Group Capital Trust I                     Financing Entity
                       American Annuity Group Capital Trust II                    Financing Entity
                       American Annuity Group Capital Trust III                   Financing Entity
                       Great American Financial Statutory Trust IV                Financing Entity
                       Great American Life Insurance Company                      Life Insurance
                             American Retirement Life Insurance Company           Life Insurance
                             Annuity Investors Life Insurance Company             Life Insurance
                             Charleston Harbor Marina, Inc.                       Marina Facility
                             CHATBAR, Inc.                                        Hotel Operator
                             Chatham Enterprises, Inc.                            Real Estate Holding Company
                             Consolidated Financial Corporation                   Retirement & Financial Planning Company
                             Driskill Holdings, Inc.                              Real Estate Manager
                             GALIC Brothers, Inc.                                 Real Estate Management
                             Great American Life Assurance Company                Life Insurance
                             Great American Life Insurance Company of New York    Life Insurance Company
                             Loyal American Life Insurance Company                Life Insurance
                                   ADL Financial Services, Inc.                   Inactive
                                   Purity Financial Corporation                   Credit Union Marketing
                             Manhattan National Life Insurance Company            Life Insurance
                             Skipjack Marina Corp.                                Marina Operator
                             United Teacher Associates, Ltd.                      Holding Company - Limited Partnership
                                   United Teacher Associates Insurance Company    Life Insurance Company
                                         United Agency Brokerage GP Inc.          Intermediate Holding Company
                                               United Agency Brokerage, LP        Insurance Agency
                 AAG Insurance Agency of Alabama                                  Insurance Agency
                 AAG Insurance Agency of Texas, Inc.                              Insurance Agency
                 AAG Insurance Agency, Inc.                                       Insurance Agency
                       AAG Insurance Agency of Massachusetts, Inc.                Insurance Agency
                 American DataSolutions International, Inc.                       Data Processing & Holding Company
                       American Data Source India Private Limited                 Software Development
                 GALIC Disbursing Company                                         Payroll Servicer
                 Great American Advisors, Inc.                                    Broker-Dealer
                 Great American Life Assurance Company of Puerto Rico             Insurance Company
                 Keyes-Graham Insurance Agency, Inc.                              Insurance Agency
                 Lifestyle Financial Investments, Inc.                            Marketing Services
                       Lifestyle Financial Investments Agency of Ohio, Inc        Insurance Agency
                 Money-Plan International, Inc.                                   Insurance Agency
American Financial Group, Inc.
     Great American Insurance Company
           Great American Financial Resources, Inc.
                 SPELCO (UK) Ltd.                                                 Inactive
                 SWTC Hong Kong Ltd.                                              Inactive
                 SWTC, Inc.                                                       Inactive
           Great American Insurance Agency, Inc.                                  Insurance Agency

                                                                                                             % OF STOCK
                                                                                                               OWNED BY
                                                                                                               IMMEDIATE
                                                                              STATE OF         DATE OF           PARENT
                     AFG ORGANIZATIONAL CHART                                 DOMICILE      INCORPORATION       COMPANY
                     ------------------------                                 --------      -------------      ----------
      Great American Insurance Company of New York                          New York         08/22/1947         100
      Great American Lloyd's Insurance Company                              Texas            10/09/1979    beneficial interest
      Great American Lloyd's, Inc.                                          Texas            08/02/1983         100
      Great American Management Services, Inc.                              Ohio             12/05/1974         100
      Great American Protection Insurance Company                           Indiana          01/08/1990         100
      Great American Re Inc.                                                Delaware         05/14/1971         100
      Grizzly Golf Center, Inc.                                             Ohio             11/08/1993         100
      Key Largo Group, Inc.                                                 Florida          02/25/1969         100
      Mid-Continent Casualty Company                                        Oklahoma         02/26/1947         100
            Mid-Continent Insurance Company                                 Oklahoma         08/13/1992         100
            Oklahoma Surety Company                                         Oklahoma         08/05/1968         100
      National Interstate Corporation                                       Ohio             01/26/1989          58
            American Highways Insurance Agency (OH)                         Ohio             06/29/1999         100
            Explorer RV Insurance Agency, Inc.                              Ohio             07/17/1997         100
            Hudson Indemnity, Ltd.                                          Cayman Islands   06/12/1996         100
            National Interstate Capital Trust I                             Delaware         05/22/2003         100
            National Interstate Insurance Agency, Inc.                      Ohio             02/13/1989         100
            National Interstate Insurance Company                           Ohio             02/10/1989         100
                  National Interstate Insurance Company of Hawaii, Inc      Hawaii           09/20/1999         100
            Safety, Claims & Litigation Services, Inc.                      Pennsylvania     06/23/1995         100
      PCC 38 Corp.                                                          Illinois         12/23/1996         100
      Penn Central U.K. Limited                                             United Kingdom   10/28/1992         100
            Insurance (GB) Limited                                          United Kingdom   05/13/1992         100
      PLLS Canada Insurance Brokers Inc.                                    Ontario (Quebec) 06/13/2001          49
      Pointe Apartments, Inc.                                               Minnesota        06/24/1993         100
      Premier Dealer Services, Inc.                                         Illinois         06/24/1998         100
      Transport Insurance Company                                           Ohio             05/25/1976         100
            Instech Corporation                                             Texas            09/02/1975         100
      Worldwide Casualty Insurance Company                                  Ohio             02/17/1981         100
One East Fourth, Inc.                                                       Ohio             02/03/1964         100
Pioneer Carpet Mills, Inc.                                                  Ohio             04/29/1976         100
Superior NWVN of Ohio, Inc.                                                 Ohio             05/05/2000         100
TEJ Holdings, Inc.                                                          Ohio             12/04/1984         100
Three East Fourth, Inc.                                                     Ohio             08/10/1966         100



                     AFG ORGANIZATIONAL CHART                                             NATURE OF BUSINESS
                     ------------------------                                            -------------------
      Great American Insurance Company of New York                               Property/Casualty Insurance
      Great American Lloyd's Insurance Company                                   Lloyd's Plan Insurer
      Great American Lloyd's, Inc.                                               Corporate Attorney-in-Fact
      Great American Management Services, Inc.                                   Data Processing and Equipment Leasing
      Great American Protection Insurance Company                                Surplus Lines Insurer
      Great American Re Inc.                                                     Reinsurance Intermediary
      Grizzly Golf Center, Inc.                                                  Golf Course Management
      Key Largo Group, Inc.                                                      Land Developer
      Mid-Continent Casualty Company                                             Property/Casualty Insurance
            Mid-Continent Insurance Company                                      Property/Casualty Insurance
            Oklahoma Surety Company                                              Special Coverage Insurance Company
      National Interstate Corporation                                            Holding Company
            American Highways Insurance Agency (OH)                              Insurance Agency
            Explorer RV Insurance Agency, Inc.                                   Insurance Agency
            Hudson Indemnity, Ltd.                                               Property/Casualty Insurance
            National Interstate Capital Trust I                                  Financing Entity
            National Interstate Insurance Agency, Inc.                           Insurance Agency
            National Interstate Insurance Company                                Property/Casualty Insurance
                  National Interstate Insurance Company of Hawaii, Inc           Property/Casualty Insurance
            Safety, Claims & Litigation Services, Inc.                           Claims Third Party Administrator
      PCC 38 Corp.                                                               Real Estate Holding Company
      Penn Central U.K. Limited                                                  Insurance Holding Company
            Insurance (GB) Limited                                               Property/Casualty Insurance
      PLLS Canada Insurance Brokers Inc.                                         Insurance Agency
      Pointe Apartments, Inc.                                                    Real Estate Holding Company
      Premier Dealer Services, Inc.                                              Third Party Administrator
      Transport Insurance Company                                                Property Casualty Insurance
            Instech Corporation                                                  Claim and Claim Adjustment Services
      Worldwide Casualty Insurance Company                                       Property/Casualty Insurance
One East Fourth, Inc.                                                            Real Estate Holding Company
Pioneer Carpet Mills, Inc.                                                       Inactive
Superior NWVN of Ohio, Inc.                                                      Holding Company
TEJ Holdings, Inc.                                                               Real Estate Holding Company
Three East Fourth, Inc.                                                          Real Estate Holding Company


(1) Except Director's Qualifying Shares.

(2) Total percentage owned by parent shown and by other affiliated company(s).

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 31, 2004, there were 3693 Individual Contract Owners, of which 3315 were tax-qualified and 378 were non-tax qualified.


ITEM 28.  INDEMNIFICATION

         (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

                  The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2004. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29.  PRINCIPAL UNDERWRITER

         Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R)Variable Account A.

         (a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors(R)Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

         (b)      Directors and Officers of Great American Advisors(R), Inc.

Name and Principal                                       Position with
 Business Address                              Great American Advisors(R), Inc.
 ----------------                              --------------------------------
James Lee Henderson (1)                President - Chief Compliance Officer
James T. McVey (1)                     Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)              Vice President, Secretary and Director
Peter J. Nerone (1)                    Vice President
Paul Ohlin (1)                         Treasurer
Thomas E. Mischell (1)                 Assistant Treasurer
Fred J. Runk (1)                       Assistant Treasurer

(1)      525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

         (c)      Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

           All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company at the Administrative Office.

ITEM 31.  MANAGEMENT SERVICES

           Not Applicable

ITEM 32.  UNDERTAKINGS

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 29th day of April, 2003.


                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A
                                  (Registrant)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                   Annuity Investors Life Insurance Company(R)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                                   (Depositor)

                           By: /s/ Charles R. Scheper
                               -----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/  Charles R. Scheper                     Chief Executive Officer            April 29, 2004
-----------------------                     and Director
Charles R. Scheper*

/s/  Stephen Craig Lindner                  Director                           April 29, 2004
--------------------------
Stephen Craig Lindner*

/s/  Christopher P Miliano                  Director                           April 29, 2004
--------------------------
Christopher Miliano*

/s/  Mark Francis Muething                  Director                           April 29, 2004
--------------------------
Mark Francis Muething*

/s/  Michael J. Prager                      Director                           April 29, 2004
----------------------
Michael J. Prager*

/s/  John P. Gruber                                                            April 29, 2004
-----------------------------
* John P. Gruber, as Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No.    Description of Exhibit

(10)           Consent of Independent Auditors

(14)           Powers of Attorney